Schedule of Investments (unaudited)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$10,003	$10,044,904
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)(a)	12,889	13,803,767
		23,848,671
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)(a)	10,896	10,874,370
2.70%, 02/01/27 (Call 12/01/26)(a)	9,254	9,430,372
2.75%, 02/01/26 (Call 01/01/26)(a)	5,795	5,944,727
2.95%, 02/01/30 (Call 11/01/29)(a)	7,690	7,744,805
3.20%, 03/01/29 (Call 12/01/28)(a)	10,017	10,307,931
3.25%, 02/01/28 (Call 12/01/27)(a)	6,011	6,243,739
3.25%, 02/01/35 (Call 11/01/34)	6,989	6,954,112
3.60%, 05/01/34 (Call 02/01/34)(a)	8,300	8,625,575
3.63%, 02/01/31 (Call 11/01/30)	11,966	12,700,598
3.75%, 02/01/50 (Call 08/01/49)(a)	10,837	11,232,109
3.90%, 05/01/49 (Call 11/01/48)(a)	8,280	8,708,422
3.95%, 08/01/59 (Call 02/01/59)	8,791	9,185,406
4.88%, 05/01/25 (Call 04/01/25)	31,376	34,384,494
5.04%, 05/01/27 (Call 03/01/27)(a)	17,286	19,467,887
5.15%, 05/01/30 (Call 02/01/30)(a)	41,787	48,422,345
5.71%, 05/01/40 (Call 11/01/39)	28,412	36,267,512
5.81%, 05/01/50 (Call 11/01/49)	50,064	67,548,371
5.93%, 05/01/60 (Call 11/01/59)	29,725	41,429,567
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	5,881	6,239,112
3.50%, 05/15/25 (Call 03/15/25)	7,347	7,879,602
3.50%, 04/01/27 (Call 02/01/27)	8,065	8,760,048
3.63%, 04/01/30 (Call 01/01/30)(a)	10,042	11,208,070
3.75%, 05/15/28 (Call 02/15/28)(a)	9,780	10,899,321
4.25%, 04/01/40 (Call 10/01/39)	10,719	13,088,243
4.25%, 04/01/50 (Call 10/01/49)(a)	6,740	8,760,235
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	24,867	28,069,017
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	5,764	5,842,799
2.90%, 03/01/25 (Call 12/01/24)(a)	6,732	7,077,871
3.55%, 01/15/26 (Call 10/15/25)(a)	17,443	18,892,100
3.80%, 03/01/45 (Call 09/01/44)	12,199	14,224,945
4.07%, 12/15/42(a)	13,202	15,641,580
4.09%, 09/15/52 (Call 03/15/52)	13,919	17,383,459
4.70%, 05/15/46 (Call 11/15/45)	14,101	18,535,939
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	7,715	8,057,052
3.20%, 02/01/27 (Call 11/01/26)	8,966	9,586,533
3.25%, 01/15/28 (Call 10/15/27)(a)	18,567	19,824,680
4.03%, 10/15/47 (Call 04/15/47)	20,719	24,789,206
4.40%, 05/01/30 (Call 02/01/30)(a)	7,439	8,619,150
4.75%, 06/01/43	10,052	12,773,731
5.25%, 05/01/50 (Call 11/01/49)(a)	9,238	13,091,522
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	10,494	10,098,923
2.25%, 07/01/30 (Call 04/01/30)(a)	10,579	10,569,060
2.38%, 03/15/32 (Call 12/15/31)	23,110	23,084,799
2.82%, 09/01/51 (Call 03/01/51)	8,020	7,832,209
3.03%, 03/15/52 (Call 09/15/51)	23,755	24,005,311
3.13%, 05/04/27 (Call 02/04/27)(a)	9,827	10,463,561

Security	Par (000)	Value

Aerospace & Defense (continued)
3.13%, 07/01/50 (Call 01/01/50)	$9,091	$9,451,180
3.50%, 03/15/27 (Call 12/15/26)(a)	13,605	14,674,384
3.75%, 11/01/46 (Call 05/01/46)	10,321	11,773,532
3.95%, 08/16/25 (Call 06/16/25)	12,619	13,674,973
4.13%, 11/16/28 (Call 08/16/28)	26,925	30,267,297
4.15%, 05/15/45 (Call 11/16/44)	7,037	8,372,650
4.35%, 04/15/47 (Call 10/15/46)	8,237	10,093,418
4.45%, 11/16/38 (Call 05/16/38)	7,330	8,882,498
4.50%, 06/01/42	32,760	40,463,550
4.63%, 11/16/48 (Call 05/16/48)(a)	14,741	19,116,129
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	7,704	7,858,998
		905,399,029
Agriculture — 1.6%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	7,251	7,450,223
2.45%, 02/04/32 (Call 11/04/31)(a)	17,959	16,910,961
3.40%, 05/06/30 (Call 02/06/30)	8,164	8,442,998
3.40%, 02/04/41 (Call 08/04/40)	16,539	15,293,674
3.70%, 02/04/51 (Call 08/04/50)(a)	10,748	10,171,817
3.88%, 09/16/46 (Call 03/16/46)(a)	15,476	15,129,720
4.00%, 02/04/61 (Call 08/04/60)(a)	10,384	9,987,428
4.25%, 08/09/42	11,302	11,485,558
4.40%, 02/14/26 (Call 12/14/25)	7,740	8,520,183
4.80%, 02/14/29 (Call 11/14/28)	13,182	14,924,119
5.38%, 01/31/44	16,729	19,513,341
5.80%, 02/14/39 (Call 08/14/38)	17,699	21,386,863
5.95%, 02/14/49 (Call 08/14/48)	22,566	28,470,455
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26).	12,909	13,478,987
2.70%, 09/15/51 (Call 03/15/51)(a)	8,413	8,497,126
3.25%, 03/27/30 (Call 12/27/29)	10,657	11,619,928
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	15,892	15,515,528
2.73%, 03/25/31 (Call 12/25/30)(a)	10,551	10,204,655
3.22%, 09/06/26 (Call 07/06/26)(a)	10,839	11,299,254
3.56%, 08/15/27 (Call 05/15/27)(a)	31,202	32,664,547
3.73%, 09/25/40 (Call 03/25/40)	7,945	7,645,541
3.98%, 09/25/50 (Call 03/25/50)(a)	11,034	10,775,320
4.39%, 08/15/37 (Call 02/15/37)	24,727	26,260,494
4.54%, 08/15/47 (Call 02/15/47)	23,171	24,266,643
4.70%, 04/02/27 (Call 02/02/27)	6,020	6,639,241
4.76%, 09/06/49 (Call 03/06/49)(a)	10,393	11,148,144
4.91%, 04/02/30 (Call 01/02/30)(a)	8,102	9,140,588
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	18,554	18,206,818
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	13,721	13,853,769
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	8,981	8,681,440
1.50%, 05/01/25 (Call 04/01/25)	5,814	5,843,778
1.75%, 11/01/30 (Call 08/01/30)(a)	7,175	6,839,381
2.10%, 05/01/30 (Call 02/01/30)	4,180	4,114,139
2.75%, 02/25/26 (Call 11/25/25)	7,424	7,756,799
3.38%, 08/11/25 (Call 05/11/25)	9,128	9,723,750
3.38%, 08/15/29 (Call 05/15/29)(a)	9,350	10,112,295
3.88%, 08/21/42	7,214	7,809,050
4.13%, 03/04/43	10,777	11,998,270
4.25%, 11/10/44(a)	10,918	12,504,144
4.38%, 11/15/41(a)	7,952	9,120,979

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.88%, 11/15/43	$8,283	$10,093,313
6.38%, 05/16/38	14,433	20,284,884
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	27,362	29,599,448
5.70%, 08/15/35 (Call 02/15/35)(a)	7,303	8,681,671
5.85%, 08/15/45 (Call 02/15/45)	20,349	24,723,716
		606,790,980
Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)(a)	19,768	22,527,886
5.25%, 05/04/25 (Call 04/04/25)	12,818	14,294,299
		36,822,185
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	10,783	11,267,630
2.40%, 03/27/25 (Call 02/27/25)(a)	4,271	4,429,650
2.75%, 03/27/27 (Call 01/27/27)(a)	13,475	14,274,216
2.85%, 03/27/30 (Call 12/27/29)	15,500	16,461,769
3.25%, 03/27/40 (Call 09/27/39)	11,039	12,111,899
3.38%, 03/27/50 (Call 09/27/49)(a)	13,089	15,026,023
3.88%, 11/01/45 (Call 05/01/45)	9,186	11,172,408
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(a)	5,265	5,428,712
2.95%, 04/23/30 (Call 01/23/30)(a)	10,965	11,410,962
		101,583,269
Auto Manufacturers — 1.3%
American Honda Finance Corp.
1.00%, 09/10/25(a)	6,521	6,429,624
1.20%, 07/08/25	12,755	12,676,438
1.30%, 09/09/26	5,426	5,340,522
2.00%, 03/24/28(a)	6,831	6,887,365
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	7,772	7,377,622
Daimler Finance North America LLC, 8.50%, 01/18/31	13,487	20,183,966
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	7,368	8,030,900
5.00%, 10/01/28 (Call 07/01/28)(a)	6,727	7,699,989
5.00%, 04/01/35	7,659	9,083,644
5.15%, 04/01/38 (Call 10/01/37)(a)	11,060	13,296,851
5.20%, 04/01/45(a)	10,008	12,368,990
5.40%, 04/01/48 (Call 10/01/47)	7,041	9,044,762
5.95%, 04/01/49 (Call 10/01/48)	9,211	12,622,145
6.13%, 10/01/25 (Call 09/01/25)	22,631	26,099,642
6.25%, 10/02/43(a)	14,351	19,521,012
6.60%, 04/01/36 (Call 10/01/35)	10,475	14,147,264
6.75%, 04/01/46 (Call 10/01/45)	8,028	11,620,759
6.80%, 10/01/27 (Call 08/01/27)(a)	8,967	10,966,043
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	15,738	15,341,316
1.50%, 06/10/26 (Call 05/10/26)	14,642	14,368,640
2.35%, 01/08/31 (Call 10/08/30)	8,535	8,260,392
2.40%, 04/10/28 (Call 02/10/28)(a)	9,268	9,234,453
2.40%, 10/15/28 (Call 08/15/28)	17,655	17,500,872
2.70%, 08/20/27 (Call 06/20/27)(a)	9,175	9,335,362
2.70%, 06/10/31 (Call 03/10/31)	10,217	10,118,885
2.75%, 06/20/25 (Call 05/20/25)(a)	18,055	18,651,943
2.90%, 02/26/25 (Call 01/26/25)	11,061	11,457,853
3.60%, 06/21/30 (Call 03/21/30)(a)	8,423	8,951,789
4.00%, 01/15/25 (Call 10/15/24)	4,816	5,129,779
4.00%, 10/06/26 (Call 07/06/26)(a)	8,463	9,137,217

Security	Par (000)	Value

Auto Manufacturers (continued)
4.30%, 07/13/25 (Call 04/13/25)	$4,678	$5,059,737
4.35%, 04/09/25 (Call 02/09/25)(a)	9,859	10,668,622
4.35%, 01/17/27 (Call 10/17/26)(a)	8,132	8,910,081
5.25%, 03/01/26 (Call 12/01/25)	9,313	10,469,394
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)	17,401	17,260,722
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	14,419	14,105,897
1.13%, 06/18/26(a)	7,355	7,224,739
1.80%, 02/13/25(a)	12,286	12,511,473
1.90%, 04/06/28(a)	11,725	11,752,928
2.15%, 02/13/30	3,776	3,819,850
3.00%, 04/01/25	9,938	10,481,077
3.20%, 01/11/27(a)	8,361	8,984,444
3.38%, 04/01/30(a)	8,625	9,519,585
		481,654,588
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	20,000	19,390,742
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	12,029	12,464,330
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	6,807	6,914,357
		38,769,429
Banks — 22.6%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	1,902	2,077,414
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	6,321	6,196,016
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	16,634	16,329,644
1.85%, 03/25/26	15,113	15,049,595
2.75%, 05/28/25(a)	12,643	13,077,765
2.75%, 12/03/30	10,643	10,368,058
2.96%, 03/25/31(a)	9,595	9,756,133
3.23%, 11/22/32 (Call 11/22/31)(b)	10,000	9,959,310
3.31%, 06/27/29(a)	16,534	17,660,357
3.49%, 05/28/30(a)	6,043	6,384,199
3.80%, 02/23/28	6,434	7,000,398
4.25%, 04/11/27	10,846	11,982,048
4.38%, 04/12/28(a)	9,725	10,919,107
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	14,972	14,654,182
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	22,501	22,273,956
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	44,248	43,825,409
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(b)	19,936	19,041,071
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)(b)	19,109	18,223,239
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)(b)	11,913	12,085,596
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(b)	21,970	21,660,199
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	28,566	28,022,386
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	26,203	26,234,365
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	27,473	27,579,348

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	$24,911	$25,147,248
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	44,056	42,779,486
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	34,854	35,289,337
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)(b)	3,670	3,629,369
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	14,075	14,544,396
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	21,426	21,801,176
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	17,643	18,610,267
3.25%, 10/21/27 (Call 10/21/26)(a)	18,046	19,135,599
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(b)	29,895	31,621,705
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	14,117	14,903,886
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	46,523	49,537,476
3.50%, 04/19/26(a)	18,643	20,030,818
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	20,409	21,775,585
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)(b)	14,330	15,396,337
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	14,434	15,566,734
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)(b)	18,205	19,731,138
3.88%, 08/01/25(a)	13,316	14,471,018
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(b)	8,902	10,550,210
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)(b)	18,127	19,899,233
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	21,902	24,201,167
4.00%, 01/22/25	16,820	18,002,308
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(b)	10,265	11,843,994
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(b)	41,173	50,226,259
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(b)	15,556	18,242,008
4.25%, 10/22/26(a)	15,012	16,485,701
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	22,316	24,963,425
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)(b)	22,712	28,417,529
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)(b)	14,709	18,659,745
4.45%, 03/03/26(a)	12,716	13,991,377
5.00%, 01/21/44	14,776	19,316,826
5.88%, 02/07/42(a)	11,996	17,105,829
6.11%, 01/29/37	17,269	23,300,437
7.75%, 05/14/38(a)	12,758	19,986,225
Series L, 3.95%, 04/21/25(a)	18,199	19,530,477
Series L, 4.18%, 11/25/27 (Call 11/25/26)	15,174	16,603,239
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(b)	21,019	20,834,285

Security	Par (000)	Value

Banks (continued)
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	$16,442	$16,612,548
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(b)	9,025	10,067,766
Bank of America N.A., 6.00%, 10/15/36(a)	9,893	13,548,334
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)(b)	4,973	4,835,282
1.25%, 09/15/26	18,104	17,748,481
1.85%, 05/01/25(a)	12,317	12,529,612
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	11,499	11,616,130
2.45%, 08/17/26 (Call 05/17/26)	9,404	9,809,239
2.80%, 05/04/26 (Call 02/04/26)	5,972	6,287,696
3.25%, 05/16/27 (Call 02/16/27)	9,122	9,842,422
3.30%, 08/23/29 (Call 05/23/29)	5,019	5,458,958
3.40%, 01/29/28 (Call 10/29/27)(a)	6,828	7,444,678
3.85%, 04/28/28(a)	9,767	11,038,380
Series G, 3.00%, 02/24/25 (Call 01/24/25)	6,739	7,108,367
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	14,703	14,397,156
1.30%, 06/11/25(a)	9,301	9,260,557
1.30%, 09/15/26 (Call 06/15/26)	12,358	12,108,938
1.35%, 06/24/26(a)	5,818	5,744,166
2.20%, 02/03/25(a)	5,909	6,075,715
2.70%, 08/03/26(a)	16,042	16,774,178
4.50%, 12/16/25(a)	13,554	14,982,543
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(b)	15,000	15,014,640
2.65%, 06/24/31 (Call 06/24/30)(a)(b)	8,452	8,421,781
2.67%, 03/10/32 (Call 03/10/31)(b)	8,693	8,607,450
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(b)	25,890	26,711,391
2.89%, 11/24/32 (Call 11/24/31)(b)	146	147,236
3.33%, 11/24/42 (Call 11/24/41)(b)	10,539	10,684,332
3.65%, 03/16/25	17,319	18,393,171
4.34%, 01/10/28 (Call 01/10/27)(a)	13,811	15,118,824
4.38%, 01/12/26	20,646	22,567,092
4.84%, 05/09/28 (Call 05/07/27)(a)	20,417	22,521,695
4.95%, 01/10/47(a)	14,064	18,307,081
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)(b)	16,304	18,694,585
5.20%, 05/12/26(a)	18,273	20,531,704
5.25%, 08/17/45(a)	12,401	16,626,596
Canadian Imperial Bank of Commerce
1.25%, 06/22/26 (Call 05/22/26)	22,219	21,588,991
2.25%, 01/28/25	2,764	2,839,421
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	22,042	21,414,006
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	24,461	23,991,593
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(b)	7,930	7,927,477
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)(b)	29,007	29,142,793
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(b)	31,803	32,002,392
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	20,115	20,410,765

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(b)	$13,345	$13,276,807
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)(b)	17,906	18,600,751
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	32,540	34,122,039
3.20%, 10/21/26 (Call 07/21/26)(a)	27,910	29,611,890
3.30%, 04/27/25	14,493	15,388,462
3.40%, 05/01/26(a)	17,282	18,562,477
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)(b)	18,815	20,125,220
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)	19,847	21,352,687
3.70%, 01/12/26	19,218	20,777,028
3.88%, 03/26/25(a)	10,506	11,250,884
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(b)	10,405	11,799,714
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	24,189	26,226,771
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)(b)	23,893	26,431,342
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)(b)	17,495	19,351,853
4.13%, 07/25/28	18,441	20,256,268
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(b)	10,000	12,444,223
4.30%, 11/20/26(a)	7,546	8,315,726
4.40%, 06/10/25	23,186	25,177,937
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	36,932	42,133,388
4.45%, 09/29/27	35,786	39,749,786
4.60%, 03/09/26(a)	16,099	17,804,293
4.65%, 07/30/45(a)	10,631	13,627,456
4.65%, 07/23/48 (Call 06/23/48)	22,645	29,719,314
4.75%, 05/18/46	18,199	22,885,159
5.30%, 05/06/44	8,995	11,834,349
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	7,807	10,341,610
5.50%, 09/13/25(a)	15,554	17,603,020
5.88%, 01/30/42(a)	10,697	15,284,098
6.63%, 06/15/32	10,670	14,221,409
6.68%, 09/13/43(a)	10,193	15,503,758
8.13%, 07/15/39(a)	17,621	29,916,469
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	4,825	4,956,446
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	9,695	10,318,834
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	14,524	15,690,945
4.38%, 08/04/25	15,261	16,670,498
5.25%, 05/24/41	13,402	18,641,296
5.25%, 08/04/45(a)	17,114	23,191,144
5.75%, 12/01/43(a)	13,313	18,605,546
Cooperatieve Rabobank U.A./New York, 3.38%, 05/21/25	8,766	9,379,421
Credit Suisse AG/New York NY
1.25%, 08/07/26	24,471	23,870,829
2.95%, 04/09/25(a)	14,338	15,045,643
Credit Suisse Group AG
3.75%, 03/26/25	18,637	19,882,229

Security	Par (000)	Value

Banks (continued)
4.55%, 04/17/26	$22,798	$25,172,300
4.88%, 05/15/45(a)	19,266	24,539,956
Deutsche Bank AG/New York NY 1.69%, 03/19/26	8,085	8,054,266
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	17,008	17,019,501
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	13,191	13,165,697
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(b)	18,691	18,772,265
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(b)	15,171	16,007,285
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)(a)	12,485	13,248,290
4.65%, 09/13/28 (Call 06/13/28)(a)	11,725	13,406,071
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 12/28/24)	4,479	4,615,600
2.55%, 05/05/27 (Call 04/05/27)	4,188	4,326,455
8.25%, 03/01/38(a)	10,330	17,228,108
Fifth Third Bank NA
3.85%, 03/15/26 (Call 02/15/26)	12,013	13,036,715
3.95%, 07/28/25 (Call 06/28/25)	6,378	6,973,272
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	9,402	9,204,353
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	19,524	19,004,761
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	28,458	27,872,334
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	24,673	24,154,771
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	23,623	23,552,712
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	22,184	21,143,646
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	46,400	45,520,674
2.60%, 02/07/30 (Call 11/07/29)	17,245	17,469,676
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	34,310	34,353,299
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	34,416	34,461,691
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	12,354	12,325,848
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(b)	22,963	23,835,576
3.50%, 01/23/25 (Call 10/23/24)(a)	16,190	17,124,307
3.50%, 04/01/25 (Call 03/01/25)(a)	32,016	33,948,172
3.50%, 11/16/26 (Call 11/16/25)(a)	26,792	28,528,526
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	23,010	24,771,565
3.75%, 05/22/25 (Call 02/22/25)	23,473	25,101,097
3.75%, 02/25/26 (Call 11/25/25)(a)	16,546	17,802,760
3.80%, 03/15/30 (Call 12/15/29)(a)	20,143	22,087,168
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)(b)	22,465	24,479,825
3.85%, 01/26/27 (Call 01/26/26)(a)	25,969	27,821,854
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(b)	26,613	30,384,658

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	$32,064	$35,613,526
4.25%, 10/21/25(a)	16,219	17,644,611
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(b)	14,541	17,320,636
4.75%, 10/21/45 (Call 04/21/45)	14,729	19,211,123
4.80%, 07/08/44 (Call 01/08/44)	17,680	22,628,703
5.15%, 05/22/45	18,067	23,717,763
5.95%, 01/15/27(a)	7,920	9,348,430
6.13%, 02/15/33	11,218	14,821,171
6.25%, 02/01/41	23,679	34,386,156
6.75%, 10/01/37(a)	52,142	73,648,020
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)(b)	17,143	16,749,306
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	19,279	19,187,199
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)(b)	16,864	16,471,226
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	19,349	19,480,219
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	16,418	16,080,774
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)(b)	12,646	12,656,697
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)(b)	10,413	10,182,098
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	31,331	31,316,052
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)(b)	12,980	13,171,839
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(b)	21,445	21,444,056
3.90%, 05/25/26(a)	22,888	24,736,105
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)(b)	29,217	31,833,742
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)(b)	26,267	28,365,211
4.25%, 08/18/25(a)	10,714	11,544,532
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)(b)	23,216	25,130,368
4.30%, 03/08/26	26,794	29,366,787
4.38%, 11/23/26	14,870	16,257,685
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(b)	30,782	34,483,920
4.95%, 03/31/30	21,694	25,462,289
5.25%, 03/14/44(a)	17,365	22,521,686
6.10%, 01/14/42(a)	5,637	8,087,322
6.50%, 05/02/36(a)	21,562	29,223,895
6.50%, 09/15/37	23,279	32,129,110
6.80%, 06/01/38(a)	10,800	15,373,795
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)(a)	2,728	2,777,754
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)(b)	12,914	12,854,451
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	10,677	10,873,983
3.95%, 03/29/27(a)	13,179	14,414,501
4.05%, 04/09/29(a)	8,530	9,604,893

Security	Par (000)	Value

Banks (continued)
4.55%, 10/02/28	$12,915	$14,889,250
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)(b)	17,675	17,128,652
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	23,998	23,341,736
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	30,100	29,504,252
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	30,866	30,460,933
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)(b)	18,885	17,843,379
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(b)	26,683	25,552,633
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	19,989	20,279,520
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(a)(b)	14,812	14,625,006
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	33,522	34,090,426
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(b)	14,187	14,229,182
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	24,325	24,521,186
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(a)(b)	15,837	15,074,529
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	43,577	43,822,988
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	33,070	33,307,142
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)(b)	33,907	34,763,742
2.95%, 10/01/26 (Call 07/01/26)(a)	26,334	27,759,272
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)(b)	11,986	12,447,383
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	20,824	21,744,635
3.13%, 01/23/25 (Call 10/23/24)(a)	14,357	15,090,106
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 1.460%)(b)	15,927	16,634,119
3.20%, 06/15/26 (Call 03/15/26)	16,749	17,780,939
3.30%, 04/01/26 (Call 01/01/26)	21,628	23,056,397
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	25,419	27,689,105
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(b)	19,609	21,050,652
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(b)	22,533	24,166,584
3.63%, 12/01/27 (Call 12/01/26)	11,114	11,926,752
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(b)	21,996	23,935,368
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	22,873	24,780,768
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(b)	21,776	24,900,649
3.90%, 07/15/25 (Call 04/15/25)	23,872	25,798,950
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(b)	16,831	19,695,799
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)(b)	17,233	18,703,697

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(b)	$31,830	$37,764,894
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(b)	17,987	19,870,572
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)(b)	14,072	16,847,067
4.13%, 12/15/26	18,461	20,411,778
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(b)	21,435	23,953,525
4.25%, 10/01/27(a)	12,736	14,214,427
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	17,199	21,235,813
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)(b)	21,951	24,943,944
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	27,679	31,896,992
4.85%, 02/01/44(a)	9,156	11,989,202
4.95%, 06/01/45	16,103	21,201,364
5.40%, 01/06/42(a)	11,698	15,983,863
5.50%, 10/15/40	10,460	14,261,608
5.60%, 07/15/41(a)	14,713	20,641,015
5.63%, 08/16/43	10,846	15,042,922
6.40%, 05/15/38(a)	21,248	30,909,761
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25(a)	7,315	7,810,025
KeyCorp.
2.25%, 04/06/27	9,966	10,174,167
2.55%, 10/01/29	6,672	6,864,809
4.10%, 04/30/28	9,893	11,213,694
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)(b)	18,910	18,618,287
2.44%, 02/05/26 (Call 02/05/25)(a)(b)	9,290	9,520,500
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(b)	11,891	12,697,955
3.75%, 01/11/27	14,124	15,231,493
4.34%, 01/09/48	15,668	18,647,598
4.38%, 03/22/28	14,675	16,531,333
4.45%, 05/08/25	14,764	16,135,784
4.55%, 08/16/28(a)	11,126	12,715,223
4.58%, 12/10/25	16,942	18,647,283
4.65%, 03/24/26	13,564	14,986,048
5.30%, 12/01/45	7,918	10,650,891
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	21,734	21,634,967
1.54%, 07/20/27 (Call 07/20/26)(b)	23,051	22,710,223
1.64%, 10/13/27 (Call 10/13/26)(b)	10,640	10,551,317
2.05%, 07/17/30(a)	14,298	13,955,008
2.19%, 02/25/25	21,862	22,408,644
2.31%, 07/20/32 (Call 07/20/31)(b)	17,147	16,926,313
2.49%, 10/13/32 (Call 10/13/31)(b)	8,576	8,604,583
2.56%, 02/25/30(a)	12,107	12,281,312
2.76%, 09/13/26	8,107	8,463,606
3.20%, 07/18/29	18,706	19,781,023
3.29%, 07/25/27(a)	5,432	5,809,852
3.68%, 02/22/27(a)	8,690	9,463,022
3.74%, 03/07/29	16,636	18,319,784
3.75%, 07/18/39(a)	14,175	16,075,313
3.78%, 03/02/25	5,248	5,641,325
3.85%, 03/01/26(a)	22,792	24,786,744
3.96%, 03/02/28(a)	11,637	12,916,724
4.05%, 09/11/28(a)	8,709	9,798,227

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	$15,453	$14,998,326
1.55%, 07/09/27 (Call 07/09/26)(b)	15,510	15,237,047
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(a)(b)	4,545	4,372,598
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(a)(b)	11,052	10,822,089
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	4,563	4,635,845
2.56%, 09/13/31(a)	14,183	13,923,860
2.84%, 09/13/26(a)	9,337	9,773,976
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(b)	7,855	8,305,172
3.17%, 09/11/27	7,693	8,153,676
4.02%, 03/05/28(a)	10,491	11,713,129
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(b)	11,412	12,811,967
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	24,422	23,618,528
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	25,266	24,755,809
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	29,507	29,120,007
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	24,418	23,116,423
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	23,200	22,135,540
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	25,841	26,367,373
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	37,107	36,357,995
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	20,149	20,163,356
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)(b)	31,850	32,652,696
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(b)	20,899	20,744,295
3.13%, 07/27/26	25,647	27,150,768
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(b)	18,508	19,427,346
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	26,909	28,968,914
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)(b)	26,436	28,845,142
3.63%, 01/20/27	28,355	30,619,362
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)(b)	27,165	29,633,141
3.88%, 01/27/26	29,089	31,552,745
3.95%, 04/23/27(a)	17,451	19,065,060
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(b)	18,437	21,221,654
4.00%, 07/23/25(a)	27,227	29,489,161
4.30%, 01/27/45	24,673	30,513,102
4.35%, 09/08/26	21,141	23,272,053
4.38%, 01/22/47(a)	22,221	28,104,768
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)(b)	26,709	30,452,971
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(a)(b)	9,160	11,129,330

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.00%, 11/24/25	$18,528	$20,701,705
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)(b)	17,974	27,167,503
6.38%, 07/24/42	18,036	27,391,335
7.25%, 04/01/32	9,162	13,064,617
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	10,817	11,304,457
3.38%, 01/14/26(a)	3,487	3,760,589
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	11,093	10,889,624
3.07%, 05/22/28 (Call 05/22/27)(a)(b)	8,110	8,436,259
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	10,527	11,907,460
4.80%, 04/05/26(a)	16,520	18,413,930
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(b)	13,462	15,440,028
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(b)	17,999	20,970,935
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	7,637	7,588,868
3.95%, 10/30/25(a)	10,704	11,789,441
PNC Bank N.A.
2.70%, 10/22/29	9,551	9,918,187
2.95%, 02/23/25 (Call 01/24/25)	1,356	1,428,748
3.10%, 10/25/27 (Call 09/25/27)	8,497	9,112,307
3.25%, 06/01/25 (Call 05/02/25)	9,435	10,058,521
4.05%, 07/26/28	9,876	11,154,538
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(b)	10,088	10,128,923
2.55%, 01/22/30 (Call 10/24/29)	25,202	25,927,278
2.60%, 07/23/26 (Call 05/23/26)	12,459	13,063,415
3.15%, 05/19/27 (Call 04/19/27)(a)	9,580	10,315,271
3.45%, 04/23/29 (Call 01/23/29)	19,394	21,182,187
Royal Bank of Canada
0.88%, 01/20/26(a)	14,796	14,406,528
1.15%, 06/10/25	14,068	13,934,171
1.15%, 07/14/26(a)	14,856	14,542,044
1.20%, 04/27/26	15,193	14,949,642
1.40%, 11/02/26	20,370	20,059,292
2.30%, 11/03/31	19,719	19,839,686
4.65%, 01/27/26(a)	12,862	14,282,353
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)(a)	10,739	11,244,482
3.45%, 06/02/25 (Call 05/02/25)	13,332	14,066,083
4.40%, 07/13/27 (Call 04/14/27)	12,697	13,981,147
4.50%, 07/17/25 (Call 04/17/25)(a)	12,861	13,950,660
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	6,583	6,497,897
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(a)(b)	6,401	6,865,944
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(a)(b)	12,962	12,705,361
State Street Corp.
2.20%, 03/03/31	9,476	9,388,743
2.40%, 01/24/30(a)	6,719	6,925,894
2.65%, 05/19/26(a)	5,576	5,894,110
3.30%, 12/16/24(a)	2,911	3,102,664
3.55%, 08/18/25(a)	13,271	14,385,761

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	$11,191	$10,892,730
1.40%, 09/17/26	20,673	20,236,066
1.47%, 07/08/25(a)	20,924	20,866,802
1.90%, 09/17/28	21,318	20,840,971
2.13%, 07/08/30	16,406	16,124,954
2.14%, 09/23/30	15,591	15,027,987
2.22%, 09/17/31	9,006	8,820,708
2.35%, 01/15/25	6,132	6,278,880
2.63%, 07/14/26	20,445	21,193,692
2.75%, 01/15/30(a)	10,934	11,260,694
2.93%, 09/17/41(a)	9,770	9,705,455
3.01%, 10/19/26	14,056	14,842,489
3.04%, 07/16/29	21,401	22,423,771
3.35%, 10/18/27	8,570	9,216,020
3.36%, 07/12/27(a)	14,779	15,927,878
3.45%, 01/11/27(a)	12,572	13,488,495
3.54%, 01/17/28(a)	10,201	11,086,578
3.78%, 03/09/26	12,217	13,224,084
3.94%, 07/19/28	5,327	5,918,195
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	13,435	13,122,839
0.75%, 01/06/26(a)	11,298	10,974,753
1.15%, 06/12/25(a)	13,471	13,389,585
1.20%, 06/03/26(a)	14,547	14,325,774
1.25%, 09/10/26	17,506	17,183,244
2.00%, 09/10/31(a)	10,959	10,845,311
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	12,988	13,114,799
2.15%, 12/06/24 (Call 11/05/24)	4,685	4,811,025
2.25%, 03/11/30 (Call 12/11/29)	13,590	13,503,436
3.30%, 05/15/26 (Call 04/15/26)	15,521	16,559,808
3.63%, 09/16/25 (Call 08/16/25)	9,733	10,469,628
3.80%, 10/30/26 (Call 09/30/26)	8,890	9,730,462
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	11,545	11,086,429
1.20%, 08/05/25 (Call 07/03/25)	9,823	9,785,943
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)(b)	15,179	14,896,044
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(b)	7,859	7,742,519
1.95%, 06/05/30 (Call 03/05/30)(a)	7,271	7,190,476
3.70%, 06/05/25 (Call 05/05/25)	12,435	13,415,222
4.00%, 05/01/25 (Call 03/01/25)	8,976	9,728,986
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	17,865	16,865,995
1.45%, 05/12/25 (Call 04/11/25)(a)	11,799	11,882,550
3.00%, 07/30/29 (Call 04/30/29)	10,063	10,645,737
3.10%, 04/27/26 (Call 03/27/26)	10,160	10,784,496
3.90%, 04/26/28 (Call 03/24/28)(a)	8,008	9,040,377
3.95%, 11/17/25 (Call 10/17/25)	7,338	8,055,226
Series V, 2.38%, 07/22/26 (Call 06/22/26)	16,814	17,473,667
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	13,193	14,109,553
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	7,861	8,074,188
2.80%, 01/27/25 (Call 12/27/24)	2,766	2,895,380
Wachovia Corp., 5.50%, 08/01/35	10,540	13,509,133
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(b)	29,754	30,350,050

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)(b)	$29,371	$29,980,058
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	29,115	29,491,850
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(b)	26,452	26,800,309
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(b)	28,039	29,039,188
3.00%, 02/19/25(a)	18,110	18,880,139
3.00%, 04/22/26	35,571	37,306,854
3.00%, 10/23/26(a)	32,060	33,711,103
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(b)	33,304	34,234,194
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(b)	20,548	21,685,108
3.55%, 09/29/25	24,672	26,417,939
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)(b)	27,924	30,062,928
3.90%, 05/01/45(a)	18,873	22,084,611
4.10%, 06/03/26	23,409	25,502,476
4.15%, 01/24/29 (Call 10/24/28)	23,060	25,768,844
4.30%, 07/22/27	22,240	24,650,060
4.40%, 06/14/46(a)	18,253	21,913,415
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(b)	23,570	27,215,614
4.65%, 11/04/44	19,507	23,908,203
4.75%, 12/07/46	17,216	21,652,999
4.90%, 11/17/45	17,883	22,834,715
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(a)(b)	53,141	73,569,245
5.38%, 11/02/43	18,144	24,028,838
5.61%, 01/15/44	21,542	29,185,675
Wells Fargo Bank N.A.
5.85%, 02/01/37	9,302	12,551,465
6.60%, 01/15/38	13,325	19,477,479
Westpac Banking Corp.
1.15%, 06/03/26	10,299	10,139,335
1.95%, 11/20/28	10,816	10,760,621
2.15%, 06/03/31	10,236	10,241,556
2.35%, 02/19/25	10,594	10,964,144
2.65%, 01/16/30	6,036	6,327,317
2.70%, 08/19/26	10,202	10,737,090
2.85%, 05/13/26(a)	13,900	14,700,091
2.96%, 11/16/40(a)	6,054	5,986,288
3.02%, 11/18/36 (Call 11/18/31)(b)	10,315	10,256,927
3.13%, 11/18/41	8,579	8,482,295
3.35%, 03/08/27	9,315	10,041,944
3.40%, 01/25/28(a)	6,504	7,111,868
4.42%, 07/24/39(a)	10,148	12,004,633
		8,472,381,382
Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch In Bev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	31,058	33,432,344
4.70%, 02/01/36 (Call 08/01/35)	50,315	60,471,681
4.90%, 02/01/46 (Call 08/01/45)	90,839	115,005,735
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)(a)	16,725	18,004,101
4.00%, 01/17/43(a)	9,816	10,967,831
4.63%, 02/01/44(a)	8,430	10,147,478

Security	Par (000)	Value

Beverages (continued)
4.90%, 02/01/46 (Call 08/01/45)(a)	$15,537	$19,573,230
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	15,070	16,460,910
3.75%, 07/15/42	10,128	11,055,580
4.00%, 04/13/28 (Call 01/13/28)	24,583	27,449,860
4.35%, 06/01/40 (Call 12/01/39)	10,205	11,971,937
4.38%, 04/15/38 (Call 10/15/37)	13,451	15,672,469
4.44%, 10/06/48 (Call 04/06/48)	15,784	19,017,854
4.50%, 06/01/50 (Call 12/01/49)(a)	20,703	25,615,335
4.60%, 04/15/48 (Call 10/15/47)(a)	23,208	28,433,789
4.60%, 06/01/60 (Call 12/01/59)	8,150	10,126,188
4.75%, 01/23/29 (Call 10/23/28)(a)	37,849	44,091,538
4.75%, 04/15/58 (Call 10/15/57)	13,963	17,705,201
4.90%, 01/23/31 (Call 10/23/30)	8,546	10,284,661
4.95%, 01/15/42	15,724	19,676,872
5.45%, 01/23/39 (Call 07/23/38)	17,896	23,444,172
5.55%, 01/23/49 (Call 07/23/48)	36,164	50,238,989
5.80%, 01/23/59 (Call 07/23/58)(a)	19,959	29,286,216
8.20%, 01/15/39	13,141	21,507,187
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	10,643	10,146,175
1.38%, 03/15/31	10,251	9,626,986
1.45%, 06/01/27(a)	12,563	12,433,470
1.50%, 03/05/28	7,198	7,071,110
1.65%, 06/01/30	15,806	15,262,021
2.00%, 03/05/31(a)	3,076	3,060,971
2.13%, 09/06/29	9,972	10,121,550
2.25%, 01/05/32	17,222	17,401,782
2.50%, 06/01/40	11,458	11,325,007
2.50%, 03/15/51(a)	13,881	13,511,556
2.60%, 06/01/50	16,885	16,746,565
2.75%, 06/01/60	10,841	10,889,143
2.88%, 05/05/41	9,287	9,658,256
3.00%, 03/05/51(a)	15,648	16,669,860
3.38%, 03/25/27	10,353	11,241,486
3.45%, 03/25/30(a)	12,694	14,033,198
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	11,317	11,030,451
3.15%, 08/01/29 (Call 05/01/29)(a)	6,522	6,883,344
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	6,218	6,216,485
2.00%, 04/29/30 (Call 01/29/30)(a)	7,886	7,823,664
2.13%, 04/29/32 (Call 01/29/32)	7,226	7,181,025
2.38%, 10/24/29 (Call 07/24/29)	8,504	8,723,167
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	9,879	10,464,961
3.80%, 05/01/50 (Call 11/01/49)(a)	8,221	9,171,265
4.42%, 05/25/25 (Call 03/25/25)	11,489	12,557,177
4.60%, 05/25/28 (Call 02/25/28)	16,184	18,494,784
5.09%, 05/25/48 (Call 11/25/47)	7,268	9,571,545
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	20,521	21,472,618
4.20%, 07/15/46 (Call 01/15/46)(a)	17,397	19,468,435
5.00%, 05/01/42	10,124	12,232,469
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	5,491	5,223,733
1.63%, 05/01/30 (Call 02/01/30)	13,616	13,245,722
1.95%, 10/21/31 (Call 07/21/31)	15,406	15,286,650
2.25%, 03/19/25 (Call 02/19/25)	9,896	10,222,814
2.38%, 10/06/26 (Call 07/06/26)(a)	11,158	11,673,820

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.63%, 07/29/29 (Call 04/29/29)	$5,853	$6,163,922
2.63%, 10/21/41 (Call 04/21/41)(a)	12,390	12,573,337
2.75%, 04/30/25 (Call 01/30/25)	10,678	11,183,210
2.75%, 03/19/30 (Call 12/19/29)	17,951	18,972,836
2.75%, 10/21/51 (Call 04/21/51)	11,262	11,642,481
2.85%, 02/24/26 (Call 11/24/25)(a)	9,929	10,520,550
2.88%, 10/15/49 (Call 04/15/49)(a)	13,632	14,300,531
3.00%, 10/15/27 (Call 07/15/27)(a)	13,816	14,769,811
3.38%, 07/29/49 (Call 01/29/49)	3,229	3,686,031
3.45%, 10/06/46 (Call 04/06/46)	8,175	9,339,549
3.63%, 03/19/50 (Call 09/19/49)	7,099	8,495,870
4.45%, 04/14/46 (Call 10/14/45)(a)	233	308,381
		1,177,740,932
Biotechnology — 1.6%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)(a)	12,768	12,377,119
2.00%, 01/15/32 (Call 10/15/31)(a)	13,859	13,297,446
2.20%, 02/21/27 (Call 12/21/26)	13,185	13,349,847
2.30%, 02/25/31 (Call 11/25/30)	9,907	9,822,972
2.45%, 02/21/30 (Call 11/21/29)(a)	13,781	13,904,019
2.60%, 08/19/26 (Call 05/19/26)(a)	12,178	12,644,459
2.77%, 09/01/53 (Call 03/01/53)(a)	12,413	11,658,599
2.80%, 08/15/41 (Call 02/15/41)	12,476	12,112,519
3.00%, 01/15/52 (Call 07/15/51)	14,418	14,091,830
3.13%, 05/01/25 (Call 02/01/25)	9,101	9,583,605
3.15%, 02/21/40 (Call 08/21/39)	21,861	22,381,950
3.20%, 11/02/27 (Call 08/02/27)	7,699	8,181,002
3.38%, 02/21/50 (Call 08/21/49)	18,509	19,296,767
4.40%, 05/01/45 (Call 11/01/44)	20,835	25,056,627
4.56%, 06/15/48 (Call 12/15/47)	11,956	14,933,683
4.66%, 06/15/51 (Call 12/15/50)	32,800	42,140,866
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	8,190	8,855,361
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	17,961	17,570,765
3.15%, 05/01/50 (Call 11/01/49)	15,532	15,154,683
4.05%, 09/15/25 (Call 06/15/25)(a)	15,123	16,439,484
5.20%, 09/15/45 (Call 03/15/45)	8,997	11,986,541
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)(a)	8,779	8,424,846
1.65%, 10/01/30 (Call 07/01/30)(a)	7,506	7,146,375
2.60%, 10/01/40 (Call 04/01/40)(a)	12,942	12,385,310
2.80%, 10/01/50 (Call 04/01/50)(a)	15,988	15,450,565
2.95%, 03/01/27 (Call 12/01/26)(a)	12,153	12,786,535
3.50%, 02/01/25 (Call 11/01/24)	8,682	9,193,688
3.65%, 03/01/26 (Call 12/01/25)	28,158	30,333,268
4.00%, 09/01/36 (Call 03/01/36)	5,028	5,730,470
4.15%, 03/01/47 (Call 09/01/46)(a)	19,938	23,625,790
4.50%, 02/01/45 (Call 08/01/44)	17,376	21,349,883
4.60%, 09/01/35 (Call 03/01/35)	9,663	11,621,897
4.75%, 03/01/46 (Call 09/01/45)	21,851	27,800,293
4.80%, 04/01/44 (Call 10/01/43)	15,253	19,193,283
5.65%, 12/01/41 (Call 06/01/41)	8,504	11,678,423
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	18,922	17,788,654
2.80%, 09/15/50 (Call 03/15/50)	4,728	4,445,632
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)(a)	13,718	13,472,309
1.75%, 09/02/27 (Call 07/02/27)	10,442	10,192,361
2.20%, 09/02/30 (Call 06/02/30)	7,293	7,050,161
3.30%, 09/02/40 (Call 03/02/40)(a)	10,747	10,730,576

Security	Par (000)	Value

Biotechnology (continued)
3.55%, 09/02/50 (Call 03/02/50)(a)	$8,859	$8,911,580
		614,152,043
Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)(a)	16,818	17,202,126
2.49%, 02/15/27 (Call 12/15/26)	12,183	12,455,403
2.70%, 02/15/31 (Call 11/15/30)(a)	6,721	6,831,573
2.72%, 02/15/30 (Call 11/15/29)	18,133	18,496,721
3.38%, 04/05/40 (Call 10/05/39)	15,935	16,658,932
3.58%, 04/05/50 (Call 10/05/49)	19,611	20,911,568
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	7,766	7,717,809
3.20%, 07/15/51 (Call 01/15/51)(a)	8,414	8,612,983
		108,887,115
Chemicals — 1.0%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	8,606	8,654,602
2.70%, 05/15/40 (Call 11/15/39)	5,119	5,230,227
2.80%, 05/15/50 (Call 11/15/49)(a)	8,414	8,705,317
CF Industries Inc.
4.95%, 06/01/43	2,708	3,262,463
5.15%, 03/15/34	9,417	11,321,777
5.38%, 03/15/44	10,191	12,891,964
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	3,482	3,423,276
3.60%, 11/15/50 (Call 05/15/50)(a)	10,499	11,510,326
3.63%, 05/15/26 (Call 03/15/26)	6,015	6,489,859
4.38%, 11/15/42 (Call 05/15/42)(a)	10,111	12,075,978
4.80%, 05/15/49 (Call 11/15/48)	7,102	9,191,636
5.25%, 11/15/41 (Call 05/15/41)	6,815	8,860,072
5.55%, 11/30/48 (Call 05/30/48)	8,620	12,271,644
7.38%, 11/01/29	6,263	8,436,524
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	21,289	23,536,484
4.73%, 11/15/28 (Call 08/15/28)(a)	16,128	18,799,400
5.32%, 11/15/38 (Call 05/15/38)	15,522	20,074,044
5.42%, 11/15/48 (Call 05/15/48)(a)	18,970	26,695,459
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)(a)	5,654	6,816,059
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	4,377	4,594,775
4.80%, 03/24/30 (Call 12/24/29)(a)	3,805	4,589,118
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48).	3,658	4,816,516
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)(a)	9,840	12,217,303
5.25%, 07/15/43(a)	8,179	10,597,763
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	10,223	11,015,319
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	7,074	7,339,584
3.63%, 04/01/51 (Call 10/01/50)(a)	8,679	9,269,850
4.20%, 10/15/49 (Call 04/15/49)(a)	10,980	12,766,467
4.20%, 05/01/50 (Call 11/01/49)(a)	9,133	10,597,883
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	9,191	11,419,203
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)	4,519	5,110,351
5.00%, 04/01/49 (Call 10/01/48)	6,616	8,912,063

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	$9,319	$9,799,489
3.45%, 06/01/27 (Call 03/01/27)(a)	15,763	16,994,339
4.50%, 06/01/47 (Call 12/01/46)	11,103	13,869,580
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	1,634	1,765,365
		373,922,079
Commercial Services — 0.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	9,595	9,073,625
1.70%, 05/15/28 (Call 03/15/28)	11,513	11,480,145
3.38%, 09/15/25 (Call 06/15/25)(a)	6,027	6,458,596
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	7,863	7,736,064
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	9,916	9,607,542
2.15%, 01/15/27 (Call 12/15/26)	4,873	4,870,181
2.65%, 02/15/25 (Call 01/15/25)	1,627	1,673,974
2.90%, 05/15/30 (Call 02/15/30)(a)	12,060	12,210,288
2.90%, 11/15/31 (Call 08/15/31)(a)	11,575	11,699,256
3.20%, 08/15/29 (Call 05/15/29)	10,447	10,820,778
4.15%, 08/15/49 (Call 02/15/49)(a)	6,850	7,726,225
4.80%, 04/01/26 (Call 01/01/26)	8,598	9,545,351
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	6,713	7,627,561
4.75%, 08/01/28 (Call 05/01/28)	7,684	8,925,075
Massachusetts Institute of Technology, 5.60%, 07/01/2111.	3,270	6,075,913
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	13,776	13,910,346
2.30%, 06/01/30 (Call 03/01/30)	8,771	8,891,485
2.65%, 10/01/26 (Call 08/01/26)(a)	14,420	15,148,285
2.85%, 10/01/29 (Call 07/01/29)(a)	18,499	19,460,628
3.25%, 06/01/50 (Call 12/01/49)	8,178	8,829,338
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)(a)	5,143	5,281,672
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	7,692	8,102,471
4.00%, 03/18/29 (Call 12/18/28)	5,956	6,608,048
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	10,091	10,937,553
		222,700,400
Computers — 3.3%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	14,892	14,548,406
0.70%, 02/08/26 (Call 01/08/26)	23,927	23,334,733
1.13%, 05/11/25 (Call 04/11/25)	19,379	19,350,292
1.25%, 08/20/30 (Call 05/20/30)	10,689	10,066,005
1.40%, 08/05/28 (Call 06/05/28)	21,789	21,251,618
1.65%, 05/11/30 (Call 02/11/30)	18,197	17,690,827
1.65%, 02/08/31 (Call 11/08/30)	25,669	24,880,518
1.70%, 08/05/31 (Call 05/05/31)(a)	9,932	9,648,568
2.05%, 09/11/26 (Call 07/11/26)	18,336	18,784,097
2.20%, 09/11/29 (Call 06/11/29)(a)	16,235	16,577,336
2.38%, 02/08/41 (Call 08/08/40)(a)	14,290	13,899,466
2.40%, 08/20/50 (Call 02/20/50)	11,050	10,488,642
2.45%, 08/04/26 (Call 05/04/26)	21,808	22,711,754
2.50%, 02/09/25(a)	12,337	12,843,207
2.55%, 08/20/60 (Call 02/20/60)	12,974	12,315,577
2.65%, 05/11/50 (Call 11/11/49)	23,260	23,048,606
2.65%, 02/08/51 (Call 08/08/50)	29,664	29,363,406

Security	Par (000)	Value

Computers (continued)
2.70%, 08/05/51 (Call 02/05/51)	$16,817	$16,848,564
2.75%, 01/13/25 (Call 11/13/24)	4,719	4,936,744
2.80%, 02/08/61 (Call 08/08/60)	21,792	21,765,061
2.85%, 08/05/61 (Call 02/05/61)	10,716	10,811,009
2.90%, 09/12/27 (Call 06/12/27)	17,822	18,939,776
2.95%, 09/11/49 (Call 03/11/49)	14,475	15,087,663
3.00%, 06/20/27 (Call 03/20/27)	10,381	11,102,178
3.00%, 11/13/27 (Call 08/13/27)(a)	14,509	15,499,265
3.20%, 05/13/25(a)	15,995	17,032,770
3.20%, 05/11/27 (Call 02/11/27)	18,401	19,786,108
3.25%, 02/23/26 (Call 11/23/25)	30,177	32,269,452
3.35%, 02/09/27 (Call 11/09/26)	17,704	19,167,471
3.45%, 02/09/45	19,891	22,283,891
3.75%, 09/12/47 (Call 03/12/47)	11,831	14,012,696
3.75%, 11/13/47 (Call 05/13/47)(a)	11,966	14,197,055
3.85%, 05/04/43	27,499	32,580,400
3.85%, 08/04/46 (Call 02/04/46)	20,659	24,672,920
4.25%, 02/09/47 (Call 08/09/46)	9,125	11,551,907
4.38%, 05/13/45	19,100	24,439,311
4.45%, 05/06/44	9,075	11,615,654
4.50%, 02/23/36 (Call 08/23/35)(a)	7,237	9,069,750
4.65%, 02/23/46 (Call 08/23/45)	40,130	53,118,813
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(a)	17,311	19,548,649
5.30%, 10/01/29 (Call 07/01/29)	18,346	21,793,201
5.85%, 07/15/25 (Call 06/15/25)	11,810	13,512,569
6.02%, 06/15/26 (Call 03/15/26)	39,868	46,479,458
6.20%, 07/15/30 (Call 04/15/30)	7,412	9,402,644
8.10%, 07/15/36 (Call 01/15/36)	14,011	21,374,426
8.35%, 07/15/46 (Call 01/15/46)	16,494	27,504,883
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)(a)	9,375	9,372,517
4.90%, 10/15/25 (Call 07/15/25)(a)	22,798	25,337,323
6.20%, 10/15/35 (Call 04/15/35)(a)	7,427	9,759,074
6.35%, 10/15/45 (Call 04/15/45)	14,618	19,849,911
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)(c)	8,162	8,031,801
2.20%, 06/17/25 (Call 05/17/25)(a)	10,194	10,422,589
2.65%, 06/17/31 (Call 03/17/31)(c)	14,030	13,847,391
3.00%, 06/17/27 (Call 04/17/27)(a)	9,978	10,499,627
3.40%, 06/17/30 (Call 03/17/30)	8,073	8,491,235
6.00%, 09/15/41	10,999	14,591,683
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	14,243	14,113,871
1.95%, 05/15/30 (Call 02/15/30)(a)	14,186	13,825,607
2.95%, 05/15/50 (Call 11/15/49)	8,039	8,081,686
3.30%, 05/15/26(a)	28,318	30,324,228
3.45%, 02/19/26(a)	10,511	11,280,520
3.50%, 05/15/29(a)	33,165	36,071,783
4.00%, 06/20/42	11,510	13,305,674
4.15%, 05/15/39	19,855	23,089,499
4.25%, 05/15/49(a)	28,195	34,794,113
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	9,983	9,651,809
4.38%, 05/15/30 (Call 02/15/30)	10,282	11,548,483
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	12,555	12,701,681
		1,230,199,451
Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
0.55%, 10/29/25	6,401	6,245,469

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
1.00%, 04/23/26(a)	$12,229	$12,106,683
1.20%, 10/29/30	12,833	12,135,244
1.95%, 04/23/31(a)	6,574	6,647,004
2.45%, 11/03/26(a)	6,766	7,106,393
2.85%, 08/11/27(a)	7,956	8,476,058
3.00%, 03/25/30(a)	22,353	24,310,752
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)(a)	8,599	8,376,444
2.13%, 09/06/29 (Call 06/06/29)(a)	7,468	7,616,592
2.90%, 05/05/27 (Call 02/05/27)(a)	10,411	11,058,489
3.50%, 03/22/28 (Call 12/22/27)(a)	8,966	9,883,944
5.90%, 11/15/32(a)	9,181	12,424,875
		126,387,947
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)(a)	15,878	15,565,773
2.45%, 10/29/26 (Call 09/29/26)	30,119	30,201,496
3.00%, 10/29/28 (Call 08/29/28)(a)	31,299	31,492,196
3.30%, 01/30/32 (Call 10/30/31)	36,617	36,805,797
3.40%, 10/29/33 (Call 07/29/33)	20,967	21,075,328
3.50%, 01/15/25 (Call 11/15/24)(a)	5,134	5,370,446
3.65%, 07/21/27 (Call 04/21/27)(a)	10,627	11,227,331
3.85%, 10/29/41 (Call 04/29/41)(a)	14,351	14,790,587
6.50%, 07/15/25 (Call 06/15/25)(a)	12,340	14,110,391
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)(a)	15,574	15,330,423
2.30%, 02/01/25 (Call 01/01/25)(a)	3,839	3,903,290
2.88%, 01/15/26 (Call 12/15/25)(a)	14,221	14,607,104
3.13%, 12/01/30 (Call 09/01/30)(a)	7,258	7,386,287
3.38%, 07/01/25 (Call 06/01/25)(a)	11,986	12,563,535
3.75%, 06/01/26 (Call 04/01/26)(a)	9,713	10,329,961
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	13,197	13,073,301
5.80%, 05/01/25 (Call 04/01/25)(a)	929	1,051,628
8.00%, 11/01/31	18,365	25,892,577
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	12,516	12,470,469
3.13%, 05/20/26 (Call 04/20/26)(a)	16,924	17,958,381
4.05%, 12/03/42(a)	10,733	12,924,987
4.20%, 11/06/25 (Call 10/06/25)(a)	6,328	6,996,782
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20,174	21,676,459
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)(c)	1,909	1,855,584
3.25%, 03/15/27 (Call 02/15/27)(c)	20,000	19,983,644
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	7,350	7,855,118
4.35%, 04/15/30 (Call 01/15/30)(a)	4,625	5,238,277
4.70%, 09/20/47 (Call 03/20/47)	10,047	12,421,217
4.85%, 03/29/29 (Call 12/29/28)(a)	9,683	11,247,139
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(b)	15,000	14,913,181
3.20%, 02/05/25 (Call 01/05/25)	5,675	5,968,060
3.65%, 05/11/27 (Call 04/11/27)	8,709	9,403,102
3.75%, 07/28/26 (Call 06/28/26)	17,119	18,350,811
3.75%, 03/09/27 (Call 02/09/27)	13,009	14,064,877
3.80%, 01/31/28 (Call 12/31/27)	15,217	16,664,800
4.20%, 10/29/25 (Call 09/29/25)	14,451	15,697,806

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 04/30/25 (Call 03/31/25)	$7,903	$8,585,103
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	12,906	12,631,080
1.15%, 05/13/26 (Call 04/13/26)(a)	15,237	15,058,250
1.65%, 03/11/31 (Call 12/11/30)(a)	7,291	6,973,389
1.95%, 12/01/31 (Call 09/01/31)(a)	13,747	13,503,565
2.00%, 03/20/28 (Call 01/20/28)	16,721	16,866,861
2.30%, 05/13/31 (Call 02/13/31)(a)	3,535	3,575,309
3.85%, 05/21/25 (Call 03/21/25)(a)	8,030	8,691,708
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)(a)	3,772	3,971,962
5.30%, 09/15/43 (Call 03/15/43)	9,948	13,977,536
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	12,680	13,822,577
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	14,699	13,843,364
2.10%, 06/15/30 (Call 03/15/30)(a)	10,071	9,918,411
2.65%, 09/15/40 (Call 03/15/40)(a)	10,018	9,604,006
3.00%, 06/15/50 (Call 12/15/49)	23,091	23,176,804
3.00%, 09/15/60 (Call 03/15/60)	16,302	15,895,715
3.75%, 12/01/25 (Call 09/01/25)(a)	12,232	13,260,826
4.25%, 09/21/48 (Call 03/21/48)	8,551	10,285,042
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)(a)	2,352	2,307,201
4.15%, 01/23/30	9,833	10,925,568
4.85%, 01/15/27(a)	7,850	8,954,772
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	5,067	5,204,568
2.00%, 11/18/31 (Call 08/18/31)	15,000	14,996,542
2.95%, 11/21/26 (Call 08/21/26)(a)	6,491	6,916,258
2.95%, 06/01/29 (Call 03/01/29)	6,651	7,132,077
3.30%, 03/26/27 (Call 01/26/27)	12,350	13,347,124
3.35%, 03/26/30 (Call 12/26/29)(a)	14,331	15,815,329
3.65%, 06/01/49 (Call 12/01/48)(a)	10,148	11,831,359
3.85%, 03/26/50 (Call 09/26/49)	13,420	16,174,187
Nomura Holdings Inc.
1.65%, 07/14/26	13,455	13,229,033
1.85%, 07/16/25	9,147	9,178,700
2.17%, 07/14/28(a)	15,323	15,214,395
2.61%, 07/14/31	11,547	11,381,153
2.65%, 01/16/25(a)	8,490	8,765,871
2.68%, 07/16/30(a)	6,819	6,806,409
3.10%, 01/16/30(a)	13,360	13,815,499
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	10,233	11,591,650
4.95%, 07/15/46	12,807	16,915,336
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	1,032	1,024,918
3.95%, 12/01/27 (Call 09/01/27)	14,359	15,502,259
4.50%, 07/23/25 (Call 04/23/25)	11,398	12,369,765
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	5,107	4,759,313
1.90%, 04/15/27 (Call 02/15/27)(a)	14,681	14,916,212
2.00%, 08/15/50 (Call 02/15/50)(a)	21,960	19,415,627
2.05%, 04/15/30 (Call 01/15/30)	14,087	14,184,926
2.70%, 04/15/40 (Call 10/15/39)(a)	14,454	14,771,111
2.75%, 09/15/27 (Call 06/15/27)	7,150	7,578,798
3.15%, 12/14/25 (Call 09/14/25)(a)	33,080	35,347,280
3.65%, 09/15/47 (Call 03/15/47)(a)	10,661	12,543,923

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.15%, 12/14/35 (Call 06/14/35)(a)	$11,966	$14,278,619
4.30%, 12/14/45 (Call 06/14/45)	28,396	35,960,124
		1,147,265,559
Electric — 2.8%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(a)	9,338	9,066,998
2.45%, 01/15/31 (Call 10/15/30)(a)	11,722	11,404,072
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	3,770	4,092,303
American Electric Power Co. Inc., 3.88%, 02/15/62 (Call 11/15/26)(b)	900	901,170
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)(a)	5,926	6,255,140
3.80%, 06/01/29 (Call 03/01/29)	7,754	8,533,971
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	14,531	14,091,508
3.70%, 07/15/30 (Call 04/15/30)	10,811	12,035,565
3.80%, 07/15/48 (Call 01/15/48)	7,229	8,161,326
4.05%, 04/15/25 (Call 03/15/25)(a)	10,132	11,023,591
4.25%, 10/15/50 (Call 04/15/50)	8,241	10,144,220
4.45%, 01/15/49 (Call 07/15/48)(a)	9,347	11,752,617
4.50%, 02/01/45 (Call 08/01/44)	7,070	8,730,384
5.15%, 11/15/43 (Call 05/15/43)	7,618	10,004,394
6.13%, 04/01/36(a)	15,964	21,800,483
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)(a)	7,816	9,407,915
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	8,122	9,976,573
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	4,927	4,956,725
3.60%, 06/15/61 (Call 12/15/60)(a)	9,885	10,621,625
4.45%, 03/15/44 (Call 09/15/43)	7,536	8,977,373
4.63%, 12/01/54 (Call 06/01/54)	6,349	8,058,854
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	9,420	10,903,421
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)(a)	6,626	7,160,868
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	8,978	8,800,605
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	13,789	14,597,773
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	10,143	9,972,066
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	7,109	7,539,330
5.30%, 02/15/40	7,522	10,062,033
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	8,276	8,238,206
2.55%, 06/15/31 (Call 03/15/31)	8,884	8,844,931
2.65%, 09/01/26 (Call 06/01/26)	13,202	13,674,921
3.15%, 08/15/27 (Call 05/15/27)	7,937	8,350,637
3.30%, 06/15/41 (Call 12/15/40)(a)	8,158	8,275,678
3.50%, 06/15/51 (Call 12/15/50)	5,006	5,228,766
3.75%, 09/01/46 (Call 03/01/46)	14,757	15,857,704
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	9,147	13,308,175
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	5,416	5,779,865
4.75%, 06/15/46 (Call 12/15/45)(a)	11,050	13,264,795
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	12,013	11,694,271
2.95%, 09/01/26 (Call 06/01/26)(a)	7,046	7,364,162
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	8,514	10,480,027
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	4,100	4,264,563

Security	Par (000)	Value

Electric (continued)
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	$8,103	$8,632,388
3.95%, 06/15/25 (Call 03/15/25)	6,989	7,508,584
4.05%, 04/15/30 (Call 01/15/30)(a)	12,814	14,363,482
4.45%, 04/15/46 (Call 10/15/45)	7,417	9,145,647
4.70%, 04/15/50 (Call 10/15/49)	5,460	7,013,501
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	8,639	9,086,723
5.60%, 06/15/42 (Call 12/15/41)(a)	7,204	8,640,230
6.25%, 10/01/39	9,517	12,209,971
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)(a)	8,257	8,647,525
2.88%, 12/04/51 (Call 06/04/51)	15,000	15,491,103
3.15%, 10/01/49 (Call 04/01/49)(a)	7,512	8,119,784
3.95%, 03/01/48 (Call 09/01/47)	9,121	11,160,579
Georgia Power Co.
4.30%, 03/15/42	10,340	11,855,722
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	7,009	7,099,355
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	3,227	3,549,349
4.25%, 07/15/49 (Call 01/15/49)	7,692	9,646,072
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	15,564	15,318,486
2.25%, 06/01/30 (Call 03/01/30)(a)	16,923	16,836,298
2.75%, 05/01/25 (Call 12/22/21)(a)	13,628	14,208,059
2.75%, 11/01/29 (Call 08/01/29)(a)	6,131	6,321,101
3.55%, 05/01/27 (Call 02/01/27)	16,049	17,285,202
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	6,214	5,996,261
2.50%, 02/01/31 (Call 11/01/30)	16,011	15,261,953
3.00%, 06/15/28 (Call 04/15/28)(a)	7,775	7,818,040
3.15%, 01/01/26(a)	18,010	18,446,336
3.30%, 12/01/27 (Call 09/01/27)	11,910	12,122,916
3.30%, 08/01/40 (Call 02/01/40)	8,396	7,960,108
3.45%, 07/01/25(a)	7,726	8,011,868
3.50%, 08/01/50 (Call 02/01/50)(a)	19,193	18,103,653
3.75%, 07/01/28(a)	5,797	6,042,046
3.95%, 12/01/47 (Call 06/01/47)	4,999	4,952,699
4.50%, 07/01/40 (Call 01/01/40)	20,402	21,359,035
4.55%, 07/01/30 (Call 01/01/30)	26,991	29,470,802
4.95%, 07/01/50 (Call 01/01/50)	28,012	31,335,089
PacifiCorp., 2.90%, 06/15/52 (Call 12/15/51)(a)	9,708	9,700,904
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)(a)	5,715	5,567,345
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	7,935	7,615,588
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	8,099	8,249,850
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	7,441	7,881,291
3.40%, 02/01/28 (Call 11/01/27)	11,325	12,124,024
3.80%, 02/01/38 (Call 08/01/37)	8,979	9,919,103
4.00%, 02/01/48 (Call 08/01/47)	6,412	7,279,697
4.13%, 04/01/52 (Call 01/01/27)(b)	5,000	4,950,000
6.00%, 10/15/39	7,157	9,981,060
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	10,986	11,752,055
4.00%, 04/01/47 (Call 10/01/46)	17,374	19,477,347
4.65%, 10/01/43 (Call 04/01/43)	8,410	9,935,363
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	7,517	7,173,735
Series C, 4.13%, 03/01/48 (Call 09/01/47)(a)	12,065	13,703,794

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series E, 3.70%, 08/01/25 (Call 06/01/25)	$10,136	$10,863,088
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	17,371	18,381,916
4.40%, 07/01/46 (Call 01/01/46)(a)	19,176	22,654,384
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	8,924	9,643,058
Series B, 4.00%, 01/15/51 (Call 10/15/25)(b)	11,415	11,571,956
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	9,177	8,529,473
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	5,592	5,922,658
Series A, 3.50%, 03/15/27 (Call 12/15/26)	6,462	6,967,223
		1,052,524,483
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)(a)	5,838	5,624,817

Electronics — 0.3%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	7,508	7,414,025
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	8,975	8,811,072
2.80%, 02/15/30 (Call 11/15/29)	5,981	6,206,190
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	23,644	23,010,608
1.35%, 06/01/25 (Call 05/01/25)	14,108	14,143,587
1.75%, 09/01/31 (Call 06/01/31)(a)	15,701	15,232,033
1.95%, 06/01/30 (Call 03/01/30)(a)	5,327	5,306,271
2.50%, 11/01/26 (Call 08/01/26)(a)	8,039	8,408,587
2.70%, 08/15/29 (Call 05/15/29)	6,736	7,071,547
2.80%, 06/01/50 (Call 12/01/49)(a)	6,885	7,176,173
		102,780,093
Environmental Control — 0.1%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	4,529	4,267,152
3.95%, 05/15/28 (Call 02/15/28)	8,300	9,218,028
Waste Connections Inc., 2.95%, 01/15/52 (Call 07/15/51)	10,475	10,438,046
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	10,307	9,662,769
3.15%, 11/15/27 (Call 08/15/27)	8,727	9,290,860
		42,876,855
Food — 1.0%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)(a)	7,819	8,398,006
4.15%, 03/15/28 (Call 12/15/27)	8,621	9,596,293
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	13,583	13,008,862
4.60%, 11/01/25 (Call 09/01/25)	9,103	10,090,694
4.85%, 11/01/28 (Call 08/01/28)(a)	11,816	13,713,525
5.30%, 11/01/38 (Call 05/01/38)(a)	10,052	12,753,088
5.40%, 11/01/48 (Call 05/01/48)(a)	9,850	13,445,322
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)(a)	7,589	7,919,622
3.20%, 02/10/27 (Call 11/10/26)(a)	6,371	6,806,226
4.00%, 04/17/25 (Call 02/17/25)	7,846	8,469,332
4.20%, 04/17/28 (Call 01/17/28)	15,219	17,153,094
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	10,019	9,944,391
1.80%, 06/11/30 (Call 03/11/30)(a)	11,701	11,467,673

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	$4,052	$3,913,549
3.50%, 03/15/25	9,706	10,339,325
Kellogg Co., 3.25%, 04/01/26	7,972	8,482,492
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	10,585	10,981,647
3.95%, 01/15/50 (Call 07/15/49)(a)	6,803	7,860,524
4.45%, 02/01/47 (Call 08/01/46)(a)	10,228	12,417,875
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	8,338	8,953,881
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	7,858	7,871,360
2.63%, 09/04/50 (Call 03/04/50)	9,638	9,118,195
2.75%, 04/13/30 (Call 01/13/30)	10,246	10,638,686
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	4,646	4,933,143
3.30%, 07/15/26 (Call 04/15/26)	7,818	8,305,532
3.75%, 10/01/25 (Call 07/01/25)	6,011	6,463,571
5.65%, 04/01/25 (Call 03/01/25)(a)	8,666	9,767,292
5.95%, 04/01/30 (Call 01/01/30)(a)	10,847	13,643,911
6.60%, 04/01/50 (Call 10/01/49)(a)	15,200	24,006,407
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	13,659	14,702,885
4.00%, 03/01/26 (Call 01/01/26)	11,599	12,592,791
4.35%, 03/01/29 (Call 12/01/28)(a)	8,237	9,369,677
4.55%, 06/02/47 (Call 12/02/46)(a)	5,720	7,167,480
5.10%, 09/28/48 (Call 03/28/48)	13,435	18,077,533
		362,373,884
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	4,087	4,798,505
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)(a)	15,286	14,894,839
1.70%, 02/15/31 (Call 11/15/30)	8,125	7,609,535
2.95%, 09/01/29 (Call 06/01/29)(a)	7,884	8,193,822
3.49%, 05/15/27 (Call 02/15/27)(a)	10,233	10,975,703
3.60%, 05/01/30 (Call 02/01/30)(a)	9,408	10,105,440
3.95%, 03/30/48 (Call 09/30/47)(a)	6,830	7,835,448
4.38%, 05/15/47 (Call 11/15/46)	7,867	9,458,109
4.80%, 02/15/44 (Call 08/15/43)	7,203	8,953,013
		82,824,414
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	6,720	6,860,116
2.75%, 11/15/50 (Call 05/15/50)(a)	9,120	8,958,844
		15,818,960
Health Care - Products — 1.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	6,715	7,086,806
3.75%, 11/30/26 (Call 08/30/26)(a)	19,634	21,626,998
4.75%, 11/30/36 (Call 05/30/36)	14,240	18,223,613
4.90%, 11/30/46 (Call 05/30/46)	29,984	41,609,990
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)(c)	17,385	17,365,353
2.27%, 12/01/28 (Call 10/01/28)(c)	11,560	11,604,007
3.13%, 12/01/51 (Call 06/01/51)(c)	4,440	4,575,583
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	10,730	10,896,922
3.75%, 03/01/26 (Call 01/01/26)	8,600	9,260,827
4.00%, 03/01/29 (Call 12/01/28)	8,286	9,230,841

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.55%, 03/01/39 (Call 09/01/38)	$4,821	$5,796,007
4.70%, 03/01/49 (Call 09/01/48)(a)	13,141	16,912,598
Danaher Corp., 2.60%, 10/01/50 (Call 04/01/50)(a)	12,239	11,923,432
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	12,646	13,112,603
3.25%, 11/15/39 (Call 05/15/39)(a)	7,398	7,947,077
3.40%, 11/15/49 (Call 05/15/49)	9,178	10,214,823
Medtronic Inc.
3.50%, 03/15/25	13,775	14,733,553
4.38%, 03/15/35(a)	19,093	23,493,669
4.63%, 03/15/45(a)	17,209	22,915,236
PerkinElmer Inc.
2.55%, 03/15/31 (Call 12/15/30)	4,500	4,541,436
3.30%, 09/15/29 (Call 06/15/29)	4,514	4,786,392
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	9,514	9,334,565
3.38%, 11/01/25 (Call 08/01/25)(a)	8,713	9,305,068
3.50%, 03/15/26 (Call 12/15/25)	6,888	7,394,231
4.63%, 03/15/46 (Call 09/15/45)	10,942	14,200,185
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	10,969	10,738,154
2.60%, 10/01/29 (Call 07/01/29)	11,204	11,613,371
2.80%, 10/15/41 (Call 04/15/41)	13,745	13,962,728
2.95%, 09/19/26 (Call 06/19/26)(a)	13,309	14,044,922
3.20%, 08/15/27 (Call 05/15/27)	10,276	10,998,795
4.10%, 08/15/47 (Call 02/15/47)(a)	4,364	5,471,370
4.13%, 03/25/25 (Call 12/03/21)	8,720	9,451,822
4.50%, 03/25/30 (Call 12/03/21)	10,108	12,024,081
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)(a)	10,000	10,028,828
3.55%, 04/01/25 (Call 01/01/25)	16,297	17,267,309
3.55%, 03/20/30 (Call 12/20/29)(a)	9,504	10,333,212
		454,026,407
Health Care - Services — 2.3%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	9,773	11,080,278
6.63%, 06/15/36(a)	10,564	15,048,538
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	11,358	11,274,248
2.25%, 05/15/30 (Call 02/15/30)	12,505	12,444,169
2.38%, 01/15/25 (Call 12/15/24)(a)	2,130	2,193,297
2.55%, 03/15/31 (Call 12/15/30)	9,360	9,512,241
2.88%, 09/15/29 (Call 06/15/29)	11,976	12,494,653
3.13%, 05/15/50 (Call 11/15/49)(a)	11,108	11,394,334
3.35%, 12/01/24 (Call 10/01/24)	2,456	2,597,595
3.60%, 03/15/51 (Call 09/15/50)(a)	12,203	13,614,116
3.65%, 12/01/27 (Call 09/01/27)	12,751	13,884,963
3.70%, 09/15/49 (Call 03/15/49)	6,456	7,224,544
4.10%, 03/01/28 (Call 12/01/27)	17,708	19,747,136
4.38%, 12/01/47 (Call 06/01/47)	11,580	14,272,326
4.55%, 03/01/48 (Call 09/01/47)	9,460	11,885,144
4.63%, 05/15/42	9,070	11,278,068
4.65%, 01/15/43	10,122	12,647,900
4.65%, 08/15/44 (Call 02/15/44)	9,387	11,790,885
Ascension Health
3.95%, 11/15/46(a)	4,993	6,323,164
Series B, 2.53%, 11/15/29 (Call 08/15/29)	6,964	7,272,341
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	9,213	9,821,915
4.19%, 10/01/49 (Call 04/01/49)(a)	5,634	6,650,152

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	$10,400	$10,147,670
3.50%, 07/15/51 (Call 01/15/51)	11,267	11,466,770
4.13%, 06/15/29 (Call 03/15/29)	22,349	24,563,942
4.50%, 02/15/27 (Call 08/15/26)	9,258	10,181,116
5.13%, 06/15/39 (Call 12/15/38)	10,947	13,490,156
5.25%, 04/15/25	11,290	12,545,876
5.25%, 06/15/26 (Call 12/15/25)	14,018	15,762,724
5.25%, 06/15/49 (Call 12/15/48)	19,883	25,604,735
5.50%, 06/15/47 (Call 12/15/46)	16,941	22,339,478
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)(a)	15,508	15,022,530
2.15%, 02/03/32 (Call 11/03/31)	12,414	11,973,021
4.95%, 10/01/44 (Call 04/01/44)(a)	5,178	6,735,180
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)(a)	14,399	18,048,018
Series 2019, 3.27%, 11/01/49 (Call 05/01/49).	9,355	10,294,594
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	12,472	12,718,528
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	12,624	13,281,156
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)(a)	7,633	8,098,290
4.70%, 02/01/45 (Call 08/01/44)(a)	8,180	10,040,279
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	9,406	9,817,771
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	11,259	11,084,090
2.00%, 05/15/30(a)	13,942	13,816,351
2.30%, 05/15/31 (Call 02/15/31)(a)	13,174	13,322,847
2.75%, 05/15/40 (Call 11/15/39)	11,377	11,422,149
2.88%, 08/15/29(a)	16,885	17,892,521
2.90%, 05/15/50 (Call 11/15/49)	11,293	11,550,609
2.95%, 10/15/27(a)	8,260	8,786,360
3.05%, 05/15/41 (Call 11/15/40)	14,494	15,129,881
3.10%, 03/15/26(a)	9,492	10,110,055
3.13%, 05/15/60 (Call 11/15/59)(a)	8,590	8,949,354
3.25%, 05/15/51 (Call 11/15/50)	17,855	19,405,950
3.45%, 01/15/27(a)	8,704	9,438,400
3.50%, 08/15/39 (Call 02/15/39)(a)	13,214	14,617,098
3.70%, 08/15/49 (Call 02/15/49)	11,918	13,782,768
3.75%, 07/15/25	15,332	16,584,543
3.75%, 10/15/47 (Call 04/15/47)(a)	10,570	12,245,982
3.85%, 06/15/28	11,634	12,997,859
3.88%, 12/15/28(a)	8,007	8,999,143
3.88%, 08/15/59 (Call 02/15/59)	10,493	12,599,077
4.20%, 01/15/47 (Call 07/15/46)	8,331	10,263,318
4.25%, 03/15/43 (Call 09/15/42)(a)	7,414	9,030,093
4.25%, 06/15/48 (Call 12/15/47)	12,957	16,104,750
4.45%, 12/15/48 (Call 06/15/48)	10,796	13,824,686
4.63%, 07/15/35(a)	7,976	9,890,429
4.75%, 07/15/45	17,861	23,572,676
5.80%, 03/15/36(a)	8,743	12,026,345
6.88%, 02/15/38	10,796	16,592,215
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)(a)(c)	3,293	3,253,207
2.65%, 01/15/32 (Call 10/15/31)(a)(c)	4,500	4,424,905
		858,301,502
Holding Companies - Diversified — 0.3%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	11,603	11,446,670
2.88%, 06/15/28 (Call 04/15/28)(a)	18,380	18,293,823

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.25%, 07/15/25 (Call 06/15/25)	$15,565	$16,037,577
3.88%, 01/15/26 (Call 12/15/25)	12,142	12,780,264
Blackstone Secured Lending Fund, 3.63%, 01/15/26 (Call 12/15/25)	8,420	8,768,574
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)	5,975	5,869,747
3.40%, 01/15/26 (Call 12/15/25)	9,203	9,386,237
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	14,440	14,112,514
3.40%, 07/15/26 (Call 06/15/26)	21,052	21,355,090
		118,050,496
Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	9,610	10,917,601

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)(a)	9,156	9,913,002

Insurance — 1.9%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	8,656	9,596,946
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	14,279	14,786,614
3.40%, 06/30/30 (Call 03/30/30)	13,379	14,446,330
3.75%, 07/10/25 (Call 04/10/25)	7,877	8,454,292
3.88%, 01/15/35 (Call 07/15/34)	10,475	11,752,975
3.90%, 04/01/26 (Call 01/01/26)(a)	17,479	19,053,694
4.20%, 04/01/28 (Call 01/01/28)	6,064	6,826,872
4.38%, 06/30/50 (Call 12/30/49)	11,166	14,041,178
4.38%, 01/15/55 (Call 07/15/54)	9,029	11,384,209
4.50%, 07/16/44 (Call 01/16/44)(a)	20,052	24,558,454
4.75%, 04/01/48 (Call 10/01/47)	7,326	9,580,642
4.80%, 07/10/45 (Call 01/10/45)(a)	8,423	10,917,361
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)(a)	17,591	18,072,874
3.75%, 05/02/29 (Call 02/02/29)	4,853	5,319,123
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	4,798	5,211,829
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	12,159	13,387,942
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a).	10,920	12,027,007
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	7,295	6,936,792
2.50%, 01/15/51 (Call 07/15/50)	8,744	8,228,457
2.85%, 10/15/50 (Call 04/15/50)	18,318	18,349,589
4.20%, 08/15/48 (Call 02/15/48)(a)	25,424	31,400,760
4.25%, 01/15/49 (Call 07/15/48)	17,949	22,274,862
5.75%, 01/15/40(a)	6,047	8,584,283
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	21,260	22,768,082
4.50%, 02/11/43	12,289	15,413,774
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)(a)	7,442	8,307,032
Chubb Corp. (The), 6.00%, 05/11/37	8,169	11,681,122
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	2,045	2,103,667
3.15%, 03/15/25(a)	4,881	5,187,383
3.35%, 05/03/26 (Call 02/03/26)(a)	7,274	7,834,017
4.35%, 11/03/45 (Call 05/03/45)	8,660	11,065,225
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	13,843	15,580,389
5.00%, 04/20/48 (Call 10/20/47)	14,926	19,075,683

Security	Par (000)	Value

Insurance (continued)
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	$12,682	$12,425,928
3.50%, 10/15/50 (Call 04/15/50)(a)	4,203	4,444,772
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)(a)	7,967	8,861,278
Manulife Financial Corp.
4.15%, 03/04/26(a)	8,336	9,197,166
5.38%, 03/04/46(a)	5,669	8,069,746
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	4,375	4,342,862
4.38%, 03/15/29 (Call 12/15/28)(a)	15,277	17,415,578
4.90%, 03/15/49 (Call 09/15/48)	10,741	14,759,050
MetLife Inc.
4.05%, 03/01/45	9,212	11,060,828
4.13%, 08/13/42(a)	9,687	11,467,971
4.55%, 03/23/30 (Call 12/23/29)(a)	10,655	12,593,187
4.60%, 05/13/46 (Call 11/13/45)	7,173	9,327,627
4.88%, 11/13/43	9,394	12,366,014
5.70%, 06/15/35	9,946	13,441,277
5.88%, 02/06/41	9,289	13,305,216
6.38%, 06/15/34	7,867	11,044,766
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	8,943	10,965,364
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	14,366	16,509,203
3.91%, 12/07/47 (Call 06/07/47)(a)	10,158	11,948,844
3.94%, 12/07/49 (Call 06/07/49)	10,280	12,285,814
4.35%, 02/25/50 (Call 08/25/49)(a)	9,834	12,540,185
4.60%, 05/15/44(a)	8,127	10,293,085
5.70%, 12/14/36(a)	8,639	11,732,838
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)(a)	8,546	9,076,082
5.35%, 11/01/40(a)	7,945	10,932,624
6.25%, 06/15/37	9,077	13,174,580
		717,791,344
Internet — 1.9%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	8,111	7,906,102
0.80%, 08/15/27 (Call 06/15/27)(a)	12,512	12,011,654
1.10%, 08/15/30 (Call 05/15/30)(a)	22,704	21,307,016
1.90%, 08/15/40 (Call 02/15/40)	10,335	9,462,734
2.00%, 08/15/26 (Call 05/15/26)(a)	22,282	22,947,697
2.05%, 08/15/50 (Call 02/15/50)	24,847	22,498,158
2.25%, 08/15/60 (Call 02/15/60)	20,943	19,026,257
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	11,883	11,724,953
1.00%, 05/12/26 (Call 04/12/26)(a)	23,199	22,907,112
1.20%, 06/03/27 (Call 04/03/27)	13,326	13,055,689
1.50%, 06/03/30 (Call 03/03/30)	17,655	17,012,893
1.65%, 05/12/28 (Call 03/12/28)(a)	18,873	18,703,547
2.10%, 05/12/31 (Call 02/12/31)	27,999	28,123,923
2.50%, 06/03/50 (Call 12/03/49)	26,061	25,026,063
2.70%, 06/03/60 (Call 12/03/59)	20,545	20,005,443
2.88%, 05/12/41 (Call 11/12/40)	21,823	22,622,424
3.10%, 05/12/51 (Call 11/12/50)	31,176	33,671,885
3.15%, 08/22/27 (Call 05/22/27)	31,306	33,703,370
3.25%, 05/12/61 (Call 11/12/60)	16,439	18,069,879
3.80%, 12/05/24 (Call 09/05/24)	2,653	2,850,166
3.88%, 08/22/37 (Call 02/22/37)(a)	30,461	35,849,167
4.05%, 08/22/47 (Call 02/22/47)	32,172	39,603,085

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.25%, 08/22/57 (Call 02/22/57)	$22,272	$28,938,462
4.80%, 12/05/34 (Call 06/05/34)(a)	11,268	14,377,640
4.95%, 12/05/44 (Call 06/05/44)	13,238	18,057,229
5.20%, 12/03/25 (Call 09/03/25)	8,525	9,741,592
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	13,328	14,380,900
4.63%, 04/13/30 (Call 01/13/30)(a)	12,135	14,194,911
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	8,159	8,032,621
1.90%, 03/11/25 (Call 02/11/25)	8,744	8,860,115
2.60%, 05/10/31 (Call 02/10/31)(a)	5,671	5,747,107
2.70%, 03/11/30 (Call 12/11/29)	11,934	12,227,728
3.60%, 06/05/27 (Call 03/05/27)(a)	8,875	9,643,872
3.65%, 05/10/51 (Call 11/10/50)	13,773	15,115,018
4.00%, 07/15/42 (Call 01/15/42)(a)	7,049	7,984,817
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	10,760	10,841,900
3.25%, 02/15/30 (Call 11/15/29)	12,196	12,548,249
3.80%, 02/15/28 (Call 11/15/27)	12,758	13,734,866
4.63%, 08/01/27 (Call 05/01/27)(a)	6,415	7,165,704
5.00%, 02/15/26 (Call 11/15/25)(a)	5,573	6,219,803
Netflix Inc.
4.38%, 11/15/26(a)	7,102	7,831,358
4.88%, 04/15/28	9,213	10,422,206
5.88%, 11/15/28	9,383	11,236,142
6.38%, 05/15/29	6,366	7,910,710
		713,302,167
Lodging — 0.2%
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	7,855	7,994,283
3.90%, 08/08/29 (Call 05/08/29)(a)	2,789	2,817,957
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	13,372	15,067,852
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	12,468	13,041,337
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	6,913	6,896,248
Series R, 3.13%, 06/15/26 (Call 03/15/26)(a)	11,036	11,593,837
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(a)	1,000	1,007,151
5.13%, 08/08/25 (Call 06/08/25)	12,829	13,537,856
5.40%, 08/08/28 (Call 05/08/28)(a)	16,085	17,468,477
		89,424,998
Machinery — 0.5%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	13,607	13,305,589
0.90%, 03/02/26(a)	7,358	7,200,732
1.10%, 09/14/27(a)	7,296	7,047,762
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	7,668	8,025,404
3.25%, 09/19/49 (Call 03/19/49)	7,896	8,740,972
3.25%, 04/09/50 (Call 10/09/49)(a)	11,336	12,701,477
3.80%, 08/15/42	15,687	18,459,586
5.20%, 05/27/41	7,338	10,017,110
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	8,039	9,756,627
3.90%, 06/09/42 (Call 12/09/41)(a)	10,818	13,003,605
John Deere Capital Corp.
0.70%, 01/15/26	8,276	8,052,526
3.45%, 03/13/25	7,917	8,484,092

Security	Par (000)	Value

Machinery (continued)
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(a)	$7,643	$7,780,678
2.57%, 02/15/30 (Call 11/15/29)	13,617	13,859,882
3.11%, 02/15/40 (Call 08/15/39)(a)	6,407	6,589,405
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	3,472	3,668,480
4.95%, 09/15/28 (Call 06/15/28)	11,728	13,368,354
		170,062,281
Manufacturing — 1.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	6,774	6,936,630
2.38%, 08/26/29 (Call 05/26/29)(a)	5,276	5,409,298
2.88%, 10/15/27 (Call 07/15/27)(a)	7,609	8,088,934
3.25%, 08/26/49 (Call 02/26/49)(a)	6,438	7,075,922
3.38%, 03/01/29 (Call 12/01/28)(a)	8,686	9,481,347
4.00%, 09/14/48 (Call 03/14/48)	11,030	13,493,014
Eaton Corp., 4.15%, 11/02/42(a)	7,894	9,383,519
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)	14,757	15,731,139
4.05%, 05/15/27 (Call 03/15/27)	12,994	14,499,646
4.40%, 05/15/30 (Call 02/15/30)	26,001	30,810,579
4.55%, 05/15/32 (Call 02/15/32)	6,161	7,416,311
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	18,547	20,035,439
4.42%, 11/15/35	111,842	135,108,648
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)	9,726	10,585,065
3.63%, 05/01/30 (Call 02/01/30)(a)	10,435	11,751,320
4.35%, 05/01/50 (Call 11/01/49)(a)	11,505	15,404,271
5.88%, 01/14/38(a)	14,762	20,913,122
6.75%, 03/15/32	29,317	40,575,819
6.88%, 01/10/39	13,329	20,963,629
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	10,938	11,465,347
3.90%, 09/01/42 (Call 03/01/42)(a)	10,893	12,719,534
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)(a)	7,254	7,712,379
4.00%, 06/14/49 (Call 12/14/48)(a)	5,937	7,006,316
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	5,121	5,611,906
		448,179,134
Media — 4.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	15,489	15,011,358
2.30%, 02/01/32 (Call 11/01/31)	4,336	4,095,656
2.80%, 04/01/31 (Call 01/01/31)	13,760	13,584,711
3.50%, 06/01/41 (Call 12/01/40)(a)	15,383	15,019,437
3.50%, 03/01/42 (Call 09/01/41)	19,661	19,017,700
3.70%, 04/01/51 (Call 10/01/50)	22,904	22,227,821
3.75%, 02/15/28 (Call 11/15/27)(a)	7,278	7,820,397
3.85%, 04/01/61 (Call 10/01/60)	17,377	16,596,889
3.90%, 06/01/52 (Call 12/01/51)	23,187	23,391,876
3.95%, 06/30/62 (Call 12/30/61)	11,873	11,570,890
4.20%, 03/15/28 (Call 12/15/27)	12,700	13,915,885
4.40%, 12/01/61 (Call 06/01/61)	12,802	13,410,072
4.80%, 03/01/50 (Call 09/01/49)(a)	25,983	29,250,092
4.91%, 07/23/25 (Call 04/23/25)	41,995	46,346,215
5.05%, 03/30/29 (Call 12/30/28)(a)	11,725	13,523,687

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.13%, 07/01/49 (Call 01/01/49)	$13,420	$15,744,352
5.38%, 04/01/38 (Call 10/01/37)	9,158	11,001,377
5.38%, 05/01/47 (Call 11/01/46)(a)	23,759	28,511,392
5.75%, 04/01/48 (Call 10/01/47)	22,658	28,613,313
6.38%, 10/23/35 (Call 04/23/35)(a)	18,715	24,304,658
6.48%, 10/23/45 (Call 04/23/45)	32,731	44,632,898
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	15,035	14,111,466
1.95%, 01/15/31 (Call 10/15/30)(a)	12,617	12,317,050
2.35%, 01/15/27 (Call 10/15/26)(a)	12,788	13,169,008
2.45%, 08/15/52 (Call 02/15/52)(a)	12,545	11,464,219
2.65%, 02/01/30 (Call 11/01/29)	14,602	15,072,804
2.65%, 08/15/62 (Call 02/15/62)	11,867	10,694,195
2.80%, 01/15/51 (Call 07/15/50)	16,643	16,096,627
2.89%, 11/01/51 (Call 05/01/51)(c)	51,959	50,691,190
2.94%, 11/01/56 (Call 05/01/56)(c)	61,639	59,902,919
2.99%, 11/01/63 (Call 05/01/63)(c)	41,276	40,130,554
3.10%, 04/01/25 (Call 12/03/21)	5,727	6,061,623
3.15%, 03/01/26 (Call 12/01/25)(a)	19,799	21,063,457
3.15%, 02/15/28 (Call 11/15/27)(a)	13,986	15,008,874
3.20%, 07/15/36 (Call 01/15/36)	9,065	9,627,141
3.25%, 11/01/39 (Call 05/01/39)	12,290	13,011,567
3.30%, 02/01/27 (Call 11/01/26)	12,199	13,084,557
3.30%, 04/01/27 (Call 02/01/27)	7,103	7,620,893
3.38%, 02/15/25 (Call 11/15/24)	7,887	8,357,252
3.38%, 08/15/25 (Call 05/15/25)	14,138	15,067,725
3.40%, 04/01/30 (Call 01/01/30)	13,661	14,855,868
3.40%, 07/15/46 (Call 01/15/46)(a)	14,262	15,294,268
3.45%, 02/01/50 (Call 08/01/49)(a)	15,812	17,085,195
3.55%, 05/01/28 (Call 02/01/28)(a)	5,943	6,519,979
3.75%, 04/01/40 (Call 10/01/39)	14,995	16,832,294
3.90%, 03/01/38 (Call 09/01/37)	11,670	13,280,908
3.95%, 10/15/25 (Call 08/15/25)(a)	26,023	28,370,678
3.97%, 11/01/47 (Call 05/01/47)	18,219	21,174,851
4.00%, 08/15/47 (Call 02/15/47)	9,815	11,435,785
4.00%, 03/01/48 (Call 09/01/47)	13,447	15,698,154
4.00%, 11/01/49 (Call 05/01/49)	17,634	20,584,397
4.05%, 11/01/52 (Call 05/01/52)	9,792	11,700,242
4.15%, 10/15/28 (Call 07/15/28)	36,726	41,728,592
4.20%, 08/15/34 (Call 02/15/34)(a)	8,718	10,227,616
4.25%, 10/15/30 (Call 07/15/30)	9,707	11,177,808
4.25%, 01/15/33	15,892	18,586,260
4.40%, 08/15/35 (Call 02/15/35)(a)	7,547	8,936,650
4.60%, 10/15/38 (Call 04/15/38)	7,792	9,474,416
4.60%, 08/15/45 (Call 02/15/45)	6,260	7,909,683
4.70%, 10/15/48 (Call 04/15/48)	18,729	24,258,085
4.95%, 10/15/58 (Call 04/15/58)(a)	9,425	13,302,281
5.65%, 06/15/35	6,316	8,377,801
7.05%, 03/15/33(a)	8,057	11,659,762
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	9,789	10,485,473
3.95%, 03/20/28 (Call 12/20/27)	18,642	20,324,750
4.00%, 09/15/55 (Call 03/15/55)	15,672	16,690,003
4.13%, 05/15/29 (Call 02/15/29)(a)	8,434	9,319,149
4.65%, 05/15/50 (Call 11/15/49)(a)	11,318	13,450,591
5.20%, 09/20/47 (Call 03/20/47)(a)	9,359	11,740,290
5.30%, 05/15/49 (Call 11/15/48)(a)	8,205	10,448,636
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	23,078	26,389,365
5.48%, 01/25/39 (Call 07/25/38)	10,948	14,135,143

Security	Par (000)	Value

Media (continued)
5.58%, 01/25/49 (Call 07/25/48)(a)	$16,912	$23,158,684
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	11,821	12,981,763
5.50%, 09/01/41 (Call 03/01/41)(a)	12,420	15,172,640
5.88%, 11/15/40 (Call 05/15/40)	11,115	14,072,904
6.55%, 05/01/37	17,373	23,326,017
6.75%, 06/15/39	14,216	19,491,755
7.30%, 07/01/38	15,415	22,064,211
Time Warner Entertainment Co. LP, 8.38%, 07/15/33(a)	12,200	17,956,475
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	10,005	10,105,642
2.95%, 06/15/27(a)	9,224	9,860,589
3.00%, 02/13/26(a)	7,761	8,218,933
3.15%, 09/17/25	7,646	8,122,924
4.13%, 06/01/44	10,890	13,005,730
ViacomCBS Inc.
4.00%, 01/15/26 (Call 10/15/25)(a)	5,952	6,466,940
4.20%, 05/19/32 (Call 02/19/32)	7,704	8,699,281
4.38%, 03/15/43	13,956	15,828,990
4.75%, 05/15/25 (Call 04/15/25)	13,240	14,578,600
4.95%, 01/15/31 (Call 10/15/30)(a)	11,268	13,363,468
4.95%, 05/19/50 (Call 11/19/49)(a)	9,343	11,786,823
5.85%, 09/01/43 (Call 03/01/43)	12,055	16,403,813
6.88%, 04/30/36(a)	11,943	17,094,341
7.88%, 07/30/30	11,214	15,657,866
Walt Disney Co. (The)
1.75%, 01/13/26	11,524	11,603,894
2.00%, 09/01/29 (Call 06/01/29)(a)	21,223	21,182,152
2.20%, 01/13/28	8,359	8,478,847
2.65%, 01/13/31(a)	22,275	23,119,543
2.75%, 09/01/49 (Call 03/01/49)	17,528	17,187,652
3.35%, 03/24/25(a)	14,805	15,734,080
3.50%, 05/13/40 (Call 11/13/39)(a)	17,413	19,160,126
3.60%, 01/13/51 (Call 07/13/50)(a)	26,768	30,573,283
3.80%, 03/22/30(a)	10,531	11,823,413
3.80%, 05/13/60 (Call 11/13/59)	13,914	16,521,453
4.63%, 03/23/40 (Call 09/23/39)	8,193	10,229,891
4.70%, 03/23/50 (Call 09/23/49)	18,892	25,261,838
6.20%, 12/15/34(a)	8,919	12,562,367
6.40%, 12/15/35(a)	6,954	10,010,273
6.65%, 11/15/37(a)	15,582	23,273,126
		1,835,739,097
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	8,741	9,304,419

Mining — 0.5%
Barrick Gold Corp., 5.25%, 04/01/42(a)	4,347	5,713,096
Barrick North America Finance LLC
5.70%, 05/30/41(a)	7,703	10,518,963
5.75%, 05/01/43(a)	8,990	12,403,857
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	8,811	12,185,923
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	8,324	9,921,357
5.00%, 09/30/43(a)	25,566	34,017,578
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	11,688	11,429,154
4.88%, 03/15/42 (Call 09/15/41)(a)	8,147	10,238,677
6.25%, 10/01/39	10,363	14,624,128

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	$6,831	$9,428,929
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	15,665	15,633,253
5.20%, 11/02/40	11,615	15,546,680
7.13%, 07/15/28	6,636	8,757,997
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	6,362	7,659,855
		178,079,447
Oil & Gas — 4.7%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	6,317	6,077,927
2.77%, 11/10/50 (Call 05/10/50)	14,338	13,493,404
2.94%, 06/04/51 (Call 12/04/50)(a)	21,993	21,309,464
3.00%, 02/24/50 (Call 08/24/49)	19,728	19,271,975
3.00%, 03/17/52 (Call 09/17/51)	14,528	14,218,898
3.02%, 01/16/27 (Call 10/16/26)	8,814	9,265,263
3.06%, 06/17/41 (Call 12/17/40)(a)	15,541	15,645,255
3.12%, 05/04/26 (Call 02/04/26)	10,305	10,904,901
3.19%, 04/06/25 (Call 03/06/25)	3,356	3,533,372
3.38%, 02/08/61 (Call 08/08/60)	19,646	20,355,755
3.41%, 02/11/26 (Call 12/11/25)(a)	11,061	11,822,655
3.63%, 04/06/30 (Call 01/06/30)(a)	13,326	14,619,655
3.80%, 09/21/25 (Call 07/21/25)(a)	11,385	12,308,804
3.94%, 09/21/28 (Call 06/21/28)	6,501	7,232,738
4.23%, 11/06/28 (Call 08/06/28)	17,991	20,365,623
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	13,221	14,137,066
3.51%, 03/17/25	8,088	8,603,415
3.72%, 11/28/28 (Call 08/28/28)(a)	7,377	8,113,256
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	10,959	11,744,760
4.95%, 06/01/47 (Call 12/01/46)(a)	7,198	8,898,222
6.25%, 03/15/38	13,697	18,096,559
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	7,865	7,749,211
4.25%, 04/15/27 (Call 01/15/27)	13,009	14,162,340
4.40%, 04/15/29 (Call 01/15/29)(a)	8,089	8,925,910
5.40%, 06/15/47 (Call 12/15/46)(a)	6,625	8,108,171
6.75%, 11/15/39(a)	14,708	19,715,855
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)(a)	22,813	22,969,844
2.00%, 05/11/27 (Call 03/11/27)(a)	8,621	8,717,517
2.24%, 05/11/30 (Call 02/11/30)(a)	15,275	15,447,073
2.95%, 05/16/26 (Call 02/16/26)	20,302	21,533,241
3.08%, 05/11/50 (Call 11/11/49)	11,293	11,977,843
3.33%, 11/17/25 (Call 08/17/25)	7,815	8,363,343
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(a)	8,869	8,686,815
1.02%, 08/12/27 (Call 06/12/27)(a)	7,434	7,130,178
2.34%, 08/12/50 (Call 02/12/50)	11,201	10,358,412
ConocoPhillips
3.75%, 10/01/27 (Call 07/01/27)(c)	9,520	10,383,548
4.30%, 08/15/28 (Call 05/15/28)(c)	14,386	16,269,693
4.88%, 10/01/47 (Call 04/01/47)(c)	5,871	7,758,853
6.50%, 02/01/39	25,137	36,702,956
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	7,636	9,170,573
4.95%, 03/15/26 (Call 12/15/25)(a)	10,152	11,465,883
6.95%, 04/15/29(a)	17,509	23,046,043

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(a)	$10,000	$10,793,000
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	8,405	9,618,760
5.00%, 06/15/45 (Call 12/15/44)(a)	5,531	6,666,135
5.60%, 07/15/41 (Call 01/15/41)(a)	11,879	14,887,252
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	2,686	2,787,020
3.13%, 03/24/31 (Call 12/24/30)(a)	6,740	6,876,127
3.25%, 12/01/26 (Call 10/01/26)(a)	11,122	11,666,533
3.50%, 12/01/29 (Call 09/01/29)(a)	16,526	17,363,691
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	7,949	8,719,868
4.38%, 04/15/30 (Call 01/15/30)(a)	4,936	5,671,551
4.95%, 04/15/50 (Call 10/15/49)(a)	5,921	7,991,366
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	4,705	4,743,236
2.38%, 05/22/30 (Call 02/22/30)	6,749	6,862,213
2.88%, 04/06/25 (Call 03/06/25)(a)	8,555	8,982,420
3.13%, 04/06/30 (Call 01/06/30)(a)	6,466	6,948,808
3.25%, 11/18/49 (Call 05/18/49)	8,523	9,128,091
3.63%, 09/10/28 (Call 06/10/28)(a)	7,793	8,598,625
3.70%, 04/06/50 (Call 10/06/49)(a)	10,661	12,341,055
3.95%, 05/15/43	7,773	9,021,109
4.80%, 11/08/43(a)	4,847	6,296,257
5.10%, 08/17/40	6,823	9,057,874
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	7,646	7,905,505
2.44%, 08/16/29 (Call 05/16/29)(a)	10,085	10,326,798
2.61%, 10/15/30 (Call 07/15/30)(a)	17,361	17,964,364
2.71%, 03/06/25 (Call 12/06/24)	15,264	15,904,316
2.99%, 03/19/25 (Call 02/19/25)(a)	24,411	25,686,934
3.00%, 08/16/39 (Call 02/16/39)	10,085	10,352,084
3.04%, 03/01/26 (Call 12/01/25)	24,493	25,912,989
3.10%, 08/16/49 (Call 02/16/49)(a)	15,610	16,045,850
3.29%, 03/19/27 (Call 01/19/27)	10,680	11,516,248
3.45%, 04/15/51 (Call 10/15/50)(a)	23,960	26,256,441
3.48%, 03/19/30 (Call 12/19/29)	23,245	25,448,680
3.57%, 03/06/45 (Call 09/06/44)(a)	8,457	9,305,640
4.11%, 03/01/46 (Call 09/01/45)	28,025	33,402,717
4.23%, 03/19/40 (Call 09/19/39)(a)	16,863	20,043,330
4.33%, 03/19/50 (Call 09/19/49)(a)	28,489	35,541,928
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	6,527	7,091,792
5.60%, 02/15/41	10,946	13,472,947
6.00%, 01/15/40(a)	6,376	8,124,510
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	9,021	9,861,113
6.60%, 10/01/37(a)	3,946	5,217,910
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	10,969	11,978,457
4.75%, 09/15/44 (Call 03/15/44)	9,400	10,989,911
6.50%, 03/01/41 (Call 09/01/40)	11,994	16,556,221
Ovintiv Inc., 6.50%, 08/15/34	7,400	9,435,000
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	8,654	8,288,970
3.30%, 03/15/52 (Call 09/15/51)	7,210	7,147,329
3.90%, 03/15/28 (Call 12/15/27)	10,010	10,893,991
4.65%, 11/15/34 (Call 05/15/34)	5,674	6,643,074
4.88%, 11/15/44 (Call 05/15/44)(a)	20,029	24,829,785

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 05/01/42(a)	$15,140	$20,542,620
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	5,091	4,956,156
1.90%, 08/15/30 (Call 05/15/30)	7,977	7,554,863
2.15%, 01/15/31 (Call 10/15/30)(a)	8,840	8,488,572
Shell International Finance BV
2.38%, 04/06/25 (Call 12/22/21)(a)	14,026	14,441,595
2.38%, 11/07/29 (Call 08/07/29)(a)	14,081	14,338,960
2.50%, 09/12/26(a)	11,137	11,613,991
2.75%, 04/06/30 (Call 01/06/30)(a)	15,171	15,854,880
2.88%, 05/10/26(a)	17,013	18,030,447
3.00%, 11/26/51 (Call 05/26/51)	15,920	16,211,839
3.13%, 11/07/49 (Call 05/07/49)(a)	12,400	12,923,863
3.25%, 05/11/25	25,380	27,034,672
3.25%, 04/06/50 (Call 10/06/49)(a)	19,226	20,599,373
3.75%, 09/12/46	13,486	15,351,804
3.88%, 11/13/28 (Call 08/13/28)(a)	13,615	15,224,913
4.00%, 05/10/46(a)	19,153	22,480,922
4.13%, 05/11/35(a)	14,355	16,846,283
4.38%, 05/11/45(a)	28,122	34,630,536
4.55%, 08/12/43(a)	13,011	16,363,924
5.50%, 03/25/40	9,549	13,070,012
6.38%, 12/15/38(a)	24,997	36,580,245
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	6,828	7,351,890
4.00%, 11/15/47 (Call 05/15/47)(a)	7,116	7,927,726
6.50%, 06/15/38(a)	12,267	16,893,406
6.80%, 05/15/38	5,782	8,152,247
6.85%, 06/01/39	7,350	10,538,867
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	6,784	7,017,887
2.83%, 01/10/30 (Call 10/10/29)(a)	11,257	11,859,498
2.99%, 06/29/41 (Call 12/29/40)(a)	6,928	7,080,893
3.13%, 05/29/50 (Call 11/29/49)	25,535	26,375,293
3.39%, 06/29/60 (Call 12/29/59)	9,313	9,995,345
3.46%, 02/19/29 (Call 11/19/28)(a)	16,356	17,835,767
3.46%, 07/12/49 (Call 01/12/49)	7,961	8,689,271
TotalEnergies Capital SA, 3.88%, 10/11/28	10,466	11,719,579
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	10,432	10,847,948
3.40%, 09/15/26 (Call 06/15/26)(a)	11,457	12,146,291
3.65%, 12/01/51 (Call 06/01/51)	676	666,550
4.00%, 04/01/29 (Call 01/01/29)(a)	6,400	6,909,185
4.35%, 06/01/28 (Call 03/01/28)	8,514	9,386,774
6.63%, 06/15/37(a)	15,799	21,245,043
7.50%, 04/15/32	7,018	9,546,818
		1,771,154,842
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	13,672	14,606,004
4.08%, 12/15/47 (Call 06/15/47)	15,399	17,303,440
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	10,718	13,422,977
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	9,638	9,844,768
3.80%, 11/15/25 (Call 08/15/25)(a)	12,392	13,408,676
4.75%, 08/01/43 (Call 02/01/43)	10,150	11,851,587
4.85%, 11/15/35 (Call 05/15/35)(a)	10,127	11,966,274
5.00%, 11/15/45 (Call 05/15/45)(a)	18,548	22,587,663
6.70%, 09/15/38	7,002	9,656,683

Security	Par (000)	Value

Oil & Gas Services (continued)
7.45%, 09/15/39(a)	$9,122	$13,461,142
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	12,473	12,697,087
		150,806,301
Packaging & Containers — 0.1%
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(a)	15,223	14,916,213
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)	7,195	8,073,535
4.90%, 03/15/29 (Call 12/15/28)(a)	9,267	10,803,148
		33,792,896
Pharmaceuticals — 7.9%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	35,762	37,514,703
3.20%, 05/14/26 (Call 02/14/26)(a)	18,966	20,054,459
3.20%, 11/21/29 (Call 08/21/29)	51,601	54,809,968
3.60%, 05/14/25 (Call 02/14/25)	34,442	36,692,533
3.80%, 03/15/25 (Call 12/15/24)	25,833	27,610,928
4.05%, 11/21/39 (Call 05/21/39)	35,428	40,561,744
4.25%, 11/14/28 (Call 08/14/28)(a)	18,634	20,974,522
4.25%, 11/21/49 (Call 05/21/49)	53,402	64,237,031
4.30%, 05/14/36 (Call 11/14/35)	10,335	12,041,932
4.40%, 11/06/42	23,701	28,250,570
4.45%, 05/14/46 (Call 11/14/45)	19,849	24,010,210
4.50%, 05/14/35 (Call 11/14/34)	23,813	28,207,194
4.55%, 03/15/35 (Call 09/15/34)	15,170	18,056,156
4.70%, 05/14/45 (Call 11/14/44)	25,926	32,168,473
4.75%, 03/15/45 (Call 09/15/44)	9,568	12,034,150
4.85%, 06/15/44 (Call 12/15/43)	10,017	12,567,427
4.88%, 11/14/48 (Call 05/14/48)(a)	16,982	22,045,017
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)(a)	7,427	7,503,289
3.45%, 12/15/27 (Call 09/15/27)	7,976	8,570,259
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	13,974	13,752,975
1.75%, 05/28/28 (Call 03/28/28)	10,581	10,507,901
2.25%, 05/28/31 (Call 02/28/31)(a)	6,822	6,898,194
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	10,101	9,738,527
1.38%, 08/06/30 (Call 05/06/30)	11,882	11,183,810
3.00%, 05/28/51 (Call 11/28/50)(a)	6,934	7,323,303
3.13%, 06/12/27 (Call 03/12/27)	11,397	12,182,421
3.38%, 11/16/25	17,666	18,959,966
4.00%, 01/17/29 (Call 10/17/28)(a)	6,340	7,166,972
4.00%, 09/18/42(a)	9,866	11,844,936
4.38%, 11/16/45(a)	9,012	11,602,914
4.38%, 08/17/48 (Call 02/17/48)(a)	6,458	8,387,670
6.45%, 09/15/37(a)	31,699	46,794,904
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	16,001	15,366,791
2.82%, 05/20/30 (Call 02/20/30)(a)	8,808	9,094,902
3.70%, 06/06/27 (Call 03/06/27)(a)	16,577	17,964,719
3.73%, 12/15/24 (Call 09/15/24)	2,038	2,171,416
3.79%, 05/20/50 (Call 11/20/49)(a)	6,729	7,647,702
4.67%, 06/06/47 (Call 12/06/46)	13,681	17,324,015
4.69%, 12/15/44 (Call 06/15/44)	10,158	12,698,484
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	9,909	9,651,579
1.13%, 11/13/27 (Call 09/13/27)(a)	9,570	9,245,933
1.45%, 11/13/30 (Call 08/13/30)(a)	9,829	9,352,986

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.35%, 11/13/40 (Call 05/13/40)(a)	$5,211	$4,932,548
2.55%, 11/13/50 (Call 05/13/50)(a)	16,247	15,488,083
3.20%, 06/15/26 (Call 04/15/26)(a)	19,934	21,423,967
3.25%, 02/27/27	8,116	8,767,258
3.40%, 07/26/29 (Call 04/26/29)	36,173	39,602,392
3.45%, 11/15/27 (Call 08/15/27)	11,521	12,528,972
3.88%, 08/15/25 (Call 05/15/25)	15,913	17,236,588
3.90%, 02/20/28 (Call 11/20/27)	12,726	14,219,987
4.13%, 06/15/39 (Call 12/15/38)	17,975	21,366,728
4.25%, 10/26/49 (Call 04/26/49)	33,852	42,339,482
4.35%, 11/15/47 (Call 05/15/47)	14,213	17,824,350
4.55%, 02/20/48 (Call 08/20/47)	14,354	18,505,016
5.00%, 08/15/45 (Call 02/15/45)	19,777	26,668,361
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	12,885	13,811,961
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	9,091	8,935,673
2.38%, 03/15/31 (Call 12/15/30)(a)	13,245	13,241,591
2.40%, 03/15/30 (Call 12/15/29)	21,320	21,350,844
3.20%, 03/15/40 (Call 09/15/39)	7,823	8,044,528
3.25%, 04/15/25 (Call 01/15/25)	7,958	8,390,783
3.40%, 03/01/27 (Call 12/01/26)	9,448	10,110,378
3.40%, 03/15/50 (Call 09/15/49)	14,581	15,273,678
3.40%, 03/15/51 (Call 09/15/50)	9,695	10,229,392
3.88%, 10/15/47 (Call 04/15/47)	10,914	12,182,415
4.13%, 11/15/25 (Call 09/15/25)	19,394	21,170,219
4.38%, 10/15/28 (Call 07/15/28)(a)	36,683	41,559,880
4.50%, 02/25/26 (Call 11/27/25)	9,440	10,449,752
4.80%, 08/15/38 (Call 02/15/38)(a)	18,521	22,704,040
4.80%, 07/15/46 (Call 01/16/46)	12,688	16,039,350
4.90%, 12/15/48 (Call 06/15/48)	29,927	38,761,385
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	19,983	19,230,120
1.75%, 08/21/30 (Call 05/21/30)	13,656	12,979,067
1.88%, 02/28/31 (Call 11/28/30)	13,095	12,521,590
2.13%, 09/15/31 (Call 06/15/31)(a)	19,196	18,704,101
2.70%, 08/21/40 (Call 02/21/40)	16,054	15,295,424
2.88%, 06/01/26 (Call 03/01/26)(a)	16,531	17,294,357
3.00%, 08/15/26 (Call 06/15/26)	7,406	7,808,803
3.25%, 08/15/29 (Call 05/15/29)	18,140	19,289,786
3.63%, 04/01/27 (Call 02/01/27)(a)	6,598	7,131,628
3.75%, 04/01/30 (Call 01/01/30)	14,413	15,777,412
3.88%, 07/20/25 (Call 04/20/25)	26,127	28,202,286
4.10%, 03/25/25 (Call 01/25/25)(a)	7,808	8,436,104
4.13%, 04/01/40 (Call 10/01/39)	11,329	12,976,694
4.25%, 04/01/50 (Call 10/01/49)(a)	7,331	8,907,438
4.30%, 03/25/28 (Call 12/25/27)	32,181	36,207,329
4.78%, 03/25/38 (Call 09/25/37)	47,050	57,353,051
5.05%, 03/25/48 (Call 09/25/47)(a)	73,308	96,874,645
5.13%, 07/20/45 (Call 01/20/45)	33,191	43,445,413
5.30%, 12/05/43 (Call 06/05/43)	9,719	12,842,089
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	14,242	13,229,942
2.50%, 09/15/60 (Call 03/15/60)	11,372	10,716,969
3.38%, 03/15/29 (Call 12/15/28)(a)	12,891	14,139,509
3.95%, 03/15/49 (Call 09/15/48)(a)	3,207	3,996,516
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	9,606	10,349,484
3.88%, 05/15/28	16,714	18,786,815
6.38%, 05/15/38	23,674	35,077,392

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	$11,010	$12,047,661
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	11,163	10,885,248
0.95%, 09/01/27 (Call 07/01/27)	11,406	11,003,545
1.30%, 09/01/30 (Call 06/01/30)(a)	13,714	13,065,560
2.10%, 09/01/40 (Call 03/01/40)(a)	11,966	11,409,199
2.25%, 09/01/50 (Call 03/01/50)(a)	10,217	9,657,935
2.45%, 03/01/26 (Call 12/01/25)(a)	19,012	19,785,503
2.45%, 09/01/60 (Call 03/01/60)	11,702	11,186,356
2.63%, 01/15/25 (Call 11/15/24)	2,768	2,891,857
2.90%, 01/15/28 (Call 10/15/27)	19,662	20,983,514
2.95%, 03/03/27 (Call 12/03/26)	10,958	11,691,691
3.40%, 01/15/38 (Call 07/15/37)	10,390	11,734,328
3.50%, 01/15/48 (Call 07/15/47)	5,874	6,874,614
3.55%, 03/01/36 (Call 09/01/35)	10,693	12,242,483
3.63%, 03/03/37 (Call 09/03/36)(a)	11,587	13,372,210
3.70%, 03/01/46 (Call 09/01/45)	19,141	22,863,880
3.75%, 03/03/47 (Call 09/03/46)(a)	9,170	11,069,873
4.38%, 12/05/33 (Call 06/05/33)	8,295	10,212,047
5.95%, 08/15/37(a)	9,435	13,657,020
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	9,447	10,368,494
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	12,720	12,395,894
1.45%, 06/24/30 (Call 03/24/30)(a)	12,918	12,371,715
2.35%, 06/24/40 (Call 12/24/39)	13,630	13,042,709
2.45%, 06/24/50 (Call 12/24/49)(a)	8,732	8,354,371
2.75%, 02/10/25 (Call 11/10/24)(a)	18,986	19,833,996
3.40%, 03/07/29 (Call 12/07/28)(a)	18,544	20,298,548
3.70%, 02/10/45 (Call 08/10/44)(a)	20,966	24,320,566
3.90%, 03/07/39 (Call 09/07/38)(a)	10,865	12,722,878
4.00%, 03/07/49 (Call 09/07/48)(a)	12,215	15,008,782
4.15%, 05/18/43	15,445	18,828,720
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	8,979	10,081,941
5.20%, 04/15/48 (Call 10/15/47)(a)	7,222	8,902,978
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	9,669	9,821,397
2.00%, 02/14/27 (Call 12/14/26)	10,758	10,915,395
2.20%, 08/14/30 (Call 05/14/30)	13,856	14,111,550
2.75%, 08/14/50 (Call 02/14/50)(a)	12,157	12,426,392
3.00%, 11/20/25 (Call 08/20/25)(a)	15,358	16,286,431
3.10%, 05/17/27 (Call 02/17/27)	11,945	12,783,396
4.00%, 11/20/45 (Call 05/20/45)	11,860	14,580,546
4.40%, 05/06/44	16,092	20,726,731
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	5,152	5,076,998
1.70%, 05/28/30 (Call 02/28/30)(a)	7,454	7,285,862
1.75%, 08/18/31 (Call 05/18/31)(a)	12,864	12,516,703
2.55%, 05/28/40 (Call 11/28/39)	11,179	11,133,850
2.63%, 04/01/30 (Call 01/01/30)	13,744	14,397,427
2.70%, 05/28/50 (Call 11/28/49)(a)	13,409	13,591,070
2.75%, 06/03/26(a)	10,129	10,732,503
3.00%, 12/15/26(a)	13,974	15,005,087
3.45%, 03/15/29 (Call 12/15/28)	14,033	15,476,513
3.60%, 09/15/28 (Call 06/15/28)(a)	7,781	8,669,301
3.90%, 03/15/39 (Call 09/15/38)	8,618	10,119,134
4.00%, 12/15/36	10,017	11,875,277
4.00%, 03/15/49 (Call 09/15/48)	10,233	12,615,149

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.13%, 12/15/46	$9,987	$12,407,510
4.20%, 09/15/48 (Call 03/15/48)	11,024	13,991,730
4.30%, 06/15/43	7,804	9,682,451
4.40%, 05/15/44	10,158	12,839,376
7.20%, 03/15/39	22,293	36,014,491
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	9,009	10,164,440
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26).	26,976	28,541,638
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	23,075	22,429,052
3.03%, 07/09/40 (Call 01/09/40)	16,215	16,380,965
3.18%, 07/09/50 (Call 01/09/50)(a)	21,878	22,212,897
3.38%, 07/09/60 (Call 01/09/60)(a)	8,378	8,845,166
5.00%, 11/26/28 (Call 08/26/28)(a)	15,951	18,741,634
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	23,022	24,764,926
5.25%, 06/15/46 (Call 12/15/45)(a)	10,122	12,489,022
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	4,651	4,642,582
2.30%, 06/22/27 (Call 04/22/27)(a)	3,975	3,997,354
2.70%, 06/22/30 (Call 03/22/30)(a)	14,677	14,647,461
3.85%, 06/22/40 (Call 12/22/39)	10,312	10,961,812
4.00%, 06/22/50 (Call 12/22/49)(a)	22,536	24,241,700
Wyeth LLC
5.95%, 04/01/37	22,633	32,105,168
6.50%, 02/01/34	7,423	10,594,091
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	8,546	8,390,294
3.00%, 09/12/27 (Call 06/12/27)	8,827	9,310,221
4.50%, 11/13/25 (Call 08/13/25)	9,250	10,245,933
4.70%, 02/01/43 (Call 08/01/42)	8,534	10,859,116
		2,958,321,008
Pipelines — 3.2%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(a)(c)	13,642	13,404,356
3.70%, 11/15/29 (Call 05/18/29)	16,269	17,361,548
5.13%, 06/30/27 (Call 01/01/27)(a)	15,743	17,840,755
5.88%, 03/31/25 (Call 10/02/24)	12,503	13,910,975
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	7,944	8,849,024
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	12,119	11,910,655
3.13%, 11/15/29 (Call 08/15/29)(a)	10,232	10,708,665
3.40%, 08/01/51 (Call 02/01/51)(a)	3,696	3,765,175
4.25%, 12/01/26 (Call 09/01/26)	6,550	7,190,456
5.50%, 12/01/46 (Call 06/01/46)(a)	6,999	9,431,047
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	10,706	11,043,708
3.75%, 05/15/30 (Call 02/15/30)(a)	13,032	13,706,225
4.00%, 10/01/27 (Call 07/01/27)	5,328	5,716,296
4.05%, 03/15/25 (Call 12/15/24)	7,611	8,064,762
4.75%, 01/15/26 (Call 10/15/25)	11,376	12,482,446
4.95%, 06/15/28 (Call 03/15/28)(a)	7,121	8,030,049
5.00%, 05/15/50 (Call 11/15/49)	17,970	20,581,379
5.15%, 03/15/45 (Call 09/15/44)	10,068	11,491,967
5.25%, 04/15/29 (Call 01/15/29)	14,049	16,067,584
5.30%, 04/15/47 (Call 10/15/46)	9,881	11,437,270
5.35%, 05/15/45 (Call 11/15/44)	9,680	11,228,123
5.40%, 10/01/47 (Call 04/01/47)(a)	12,136	14,360,105
5.50%, 06/01/27 (Call 03/01/27)	8,643	9,878,220

Security	Par (000)	Value

Pipelines (continued)
6.00%, 06/15/48 (Call 12/15/47)	$10,655	$13,385,611
6.13%, 12/15/45 (Call 06/15/45)	9,728	12,168,878
6.25%, 04/15/49 (Call 10/15/48)(a)	16,591	21,553,257
6.50%, 02/01/42 (Call 08/01/41)	11,162	14,352,942
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	12,669	13,098,568
3.13%, 07/31/29 (Call 04/30/29)	10,068	10,652,080
3.20%, 02/15/52 (Call 08/15/51)	8,822	8,625,778
3.30%, 02/15/53 (Call 08/15/52)	9,472	9,433,059
3.70%, 02/15/26 (Call 11/15/25)(a)	7,748	8,339,248
3.70%, 01/31/51 (Call 07/31/50)	10,203	10,758,207
3.75%, 02/15/25 (Call 11/15/24)(a)	10,525	11,237,000
3.95%, 01/31/60 (Call 07/31/59)(a)	10,535	11,333,615
4.15%, 10/16/28 (Call 07/16/28)	7,569	8,493,900
4.20%, 01/31/50 (Call 07/31/49)(a)	8,743	9,873,548
4.25%, 02/15/48 (Call 08/15/47)	10,406	11,784,323
4.45%, 02/15/43 (Call 08/15/42)	10,091	11,514,102
4.80%, 02/01/49 (Call 08/01/48)	11,440	13,921,000
4.85%, 08/15/42 (Call 02/15/42)	8,045	9,690,747
4.85%, 03/15/44 (Call 09/15/43)	12,791	15,510,647
4.90%, 05/15/46 (Call 11/15/45)	10,115	12,350,400
5.10%, 02/15/45 (Call 08/15/44)	11,574	14,398,308
5.95%, 02/01/41	6,840	9,234,644
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	7,588	9,367,681
6.95%, 01/15/38	9,918	13,772,063
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	6,674	6,291,301
3.60%, 02/15/51 (Call 08/15/50)	10,159	10,206,757
4.30%, 06/01/25 (Call 03/01/25)(a)	18,112	19,613,329
4.30%, 03/01/28 (Call 12/01/27)	13,934	15,452,497
5.05%, 02/15/46 (Call 08/15/45)	8,796	10,523,110
5.20%, 03/01/48 (Call 09/01/47)(a)	11,185	13,870,540
5.30%, 12/01/34 (Call 06/01/34)(a)	4,996	6,036,175
5.55%, 06/01/45 (Call 12/01/44)	16,059	20,329,612
7.75%, 01/15/32	10,310	14,508,499
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	10,784	11,542,048
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	12,501	12,370,755
2.65%, 08/15/30 (Call 05/15/30)	17,866	17,641,428
4.00%, 03/15/28 (Call 12/15/27)	10,869	11,806,485
4.13%, 03/01/27 (Call 12/01/26)	13,052	14,183,426
4.50%, 04/15/38 (Call 10/15/37)	15,091	16,729,877
4.70%, 04/15/48 (Call 10/15/47)(a)	13,957	16,071,734
4.80%, 02/15/29 (Call 11/15/28)(a)	7,405	8,393,540
4.88%, 12/01/24 (Call 09/01/24)	3,009	3,272,171
4.88%, 06/01/25 (Call 03/01/25)	12,951	14,167,800
5.20%, 03/01/47 (Call 09/01/46)	7,790	9,503,209
5.50%, 02/15/49 (Call 08/15/48)	16,227	20,536,351
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	6,999	7,124,799
3.40%, 09/01/29 (Call 06/01/29)	3,974	4,139,674
4.55%, 07/15/28 (Call 04/15/28)(a)	7,423	8,288,368
5.20%, 07/15/48 (Call 01/15/48)(a)	5,064	6,117,657
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	14,830	15,369,189
3.80%, 09/15/30 (Call 06/15/30)(a)	7,167	7,523,057
4.50%, 12/15/26 (Call 09/15/26)	7,974	8,735,852
4.65%, 10/15/25 (Call 07/15/25)	7,390	8,067,497

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)(a)	$11,956	$13,136,057
4.50%, 05/15/30 (Call 11/15/29)	19,294	21,844,960
5.00%, 03/15/27 (Call 09/15/26)	10,819	12,179,814
5.63%, 03/01/25 (Call 12/01/24)	16,809	18,735,337
5.88%, 06/30/26 (Call 12/31/25)	16,198	18,645,563
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	15,935	15,673,530
4.10%, 04/15/30 (Call 01/15/30)(a)	11,344	12,610,926
4.25%, 05/15/28 (Call 02/15/28)	12,435	13,856,260
4.63%, 03/01/34 (Call 12/01/33)	11,463	13,375,086
4.88%, 01/15/26 (Call 10/15/25)	7,919	8,863,155
4.88%, 05/15/48 (Call 11/15/47)(a)	15,132	19,181,027
5.10%, 03/15/49 (Call 09/15/48)(a)	9,126	12,073,499
6.10%, 06/01/40(a)	6,458	8,837,449
6.20%, 10/15/37(a)	10,997	15,009,357
7.63%, 01/15/39	11,298	17,678,317
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	9,092	11,153,766
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	12,256	12,141,928
3.50%, 11/15/30 (Call 08/15/30)(a)	9,309	9,889,122
3.75%, 06/15/27 (Call 03/15/27)(a)	14,195	15,336,312
3.90%, 01/15/25 (Call 10/15/24)(a)	4,295	4,588,798
4.00%, 09/15/25 (Call 06/15/25)	5,271	5,680,659
4.85%, 03/01/48 (Call 09/01/47)(a)	6,129	7,436,286
5.10%, 09/15/45 (Call 03/15/45)(a)	10,035	12,354,681
6.30%, 04/15/40	12,621	17,076,308
		1,209,085,330
Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)(a)	9,567	8,953,427
2.00%, 05/18/32 (Call 02/18/32)(a)	8,072	7,789,579
3.00%, 05/18/51 (Call 11/18/50)(a)	8,993	9,064,888
3.38%, 08/15/31 (Call 05/15/31)	6,385	6,912,544
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	4,904	4,627,248
2.10%, 06/15/30 (Call 03/15/30)	9,434	9,075,747
2.40%, 03/15/25 (Call 02/15/25)	7,384	7,565,145
2.75%, 01/15/27 (Call 11/15/26)(a)	9,401	9,707,775
2.90%, 01/15/30 (Call 10/15/29)	11,570	11,848,358
2.95%, 01/15/51 (Call 07/15/50)(a)	13,496	12,752,144
3.10%, 06/15/50 (Call 12/15/49)(a)	9,562	9,283,884
3.38%, 10/15/26 (Call 07/15/26)(a)	7,767	8,242,705
3.55%, 07/15/27 (Call 04/15/27)(a)	6,240	6,673,708
3.80%, 08/15/29 (Call 05/15/29)	16,505	17,938,327
4.00%, 06/01/25 (Call 03/01/25)	7,225	7,763,844
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	19,053	18,388,210
2.55%, 04/01/32 (Call 01/01/32)	6,422	6,399,871
2.75%, 10/01/26 (Call 07/01/26)	9,992	10,393,897
3.20%, 01/15/25 (Call 10/15/24)(a)	5,625	5,900,075
3.25%, 01/30/31 (Call 10/30/30)	7,453	7,782,088
3.40%, 06/21/29 (Call 03/21/29)	7,036	7,488,527
3.65%, 02/01/26 (Call 11/03/25)(a)	8,613	9,242,115
4.50%, 12/01/28 (Call 09/01/28)	7,460	8,487,101
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	4,671	5,123,817
4.13%, 05/15/29 (Call 02/15/29)(a)	6,613	7,365,388

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	$15,688	$15,150,815
2.10%, 04/01/31 (Call 01/01/31)	10,013	9,570,577
2.25%, 01/15/31 (Call 10/15/30)	12,767	12,352,624
2.50%, 07/15/31 (Call 04/15/31)(a)	7,805	7,710,615
2.90%, 04/01/41 (Call 10/01/40)(a)	15,814	15,249,012
3.25%, 01/15/51 (Call 07/15/50)(a)	8,808	8,786,173
3.30%, 07/01/30 (Call 04/01/30)	7,942	8,363,096
3.65%, 09/01/27 (Call 06/01/27)	5,938	6,393,810
3.70%, 06/15/26 (Call 03/15/26)	8,914	9,562,389
3.80%, 02/15/28 (Call 11/15/27)	8,311	9,047,455
4.45%, 02/15/26 (Call 11/15/25)	6,396	7,024,908
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	8,937	9,750,580
3.70%, 08/15/27 (Call 05/15/27)(a)	7,782	8,479,516
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	10,932	10,567,141
2.50%, 05/15/31 (Call 02/15/31)	14,429	14,306,254
3.20%, 11/18/29 (Call 08/18/29)	13,889	14,524,423
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	6,175	7,816,992
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	9,887	10,884,631
5.30%, 01/15/29 (Call 10/15/28)	6,791	7,743,060
5.38%, 04/15/26 (Call 01/15/26)	12,692	14,113,142
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	7,483	7,073,791
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	7,646	8,036,994
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	7,953	7,404,002
2.25%, 04/15/30 (Call 01/15/30)	10,285	10,379,822
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)(a)	8,733	9,381,879
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	7,525	7,364,490
2.45%, 09/13/29 (Call 06/13/29)(a)	12,529	12,701,409
2.65%, 07/15/30 (Call 04/15/30)(a)	5,332	5,439,737
3.25%, 11/30/26 (Call 08/30/26)	6,737	7,209,733
3.25%, 09/13/49 (Call 03/13/49)(a)	10,561	10,962,073
3.30%, 01/15/26 (Call 10/15/25)(a)	6,570	7,020,490
3.38%, 06/15/27 (Call 03/15/27)(a)	6,671	7,180,195
3.38%, 12/01/27 (Call 09/01/27)(a)	8,303	8,909,719
3.50%, 09/01/25 (Call 06/01/25)(a)	12,815	13,710,611
3.80%, 07/15/50 (Call 01/15/50)(a)	4,918	5,539,634
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	6,828	7,725,853
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	6,678	6,804,788
3.10%, 01/15/30 (Call 10/15/29)(a)	7,651	8,029,754
4.00%, 06/01/25 (Call 03/01/25)	13,671	14,706,991
4.25%, 04/15/28 (Call 01/15/28)(a)	7,920	8,884,652
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(a)	6,446	7,215,382
4.00%, 04/15/30 (Call 01/15/30)	9,628	10,795,435
7.38%, 03/15/32	10,858	15,402,061
		640,047,120
Retail — 2.7%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	8,051	8,998,584
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	17,775	17,478,870
1.60%, 04/20/30 (Call 01/20/30)	16,658	16,243,241

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
1.75%, 04/20/32 (Call 01/20/32)	$7,415	$7,199,729
3.00%, 05/18/27 (Call 02/18/27)(a)	9,082	9,789,437
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)(a)	12,731	13,821,099
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	8,000	7,995,120
4.00%, 05/15/25 (Call 03/15/25)	7,664	8,257,893
4.20%, 05/15/28 (Call 02/15/28)(a)	12,228	13,692,941
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)(a)	10,540	9,923,392
1.50%, 09/15/28 (Call 07/15/28)(a)	6,773	6,633,944
1.88%, 09/15/31 (Call 06/15/31)(a)	6,477	6,333,448
2.13%, 09/15/26 (Call 06/15/26)(a)	10,404	10,725,678
2.38%, 03/15/51 (Call 09/15/50)(a)	10,898	10,145,246
2.50%, 04/15/27 (Call 02/15/27)(a)	7,497	7,834,067
2.70%, 04/15/30 (Call 01/15/30)	14,758	15,470,233
2.75%, 09/15/51 (Call 03/15/51)	8,839	8,893,073
2.80%, 09/14/27 (Call 06/14/27)(a)	9,543	10,111,902
2.95%, 06/15/29 (Call 03/15/29)(a)	15,431	16,449,551
3.00%, 04/01/26 (Call 01/01/26)(a)	12,891	13,716,198
3.13%, 12/15/49 (Call 06/15/49)	12,738	13,615,421
3.30%, 04/15/40 (Call 10/15/39)	11,651	12,598,572
3.35%, 09/15/25 (Call 06/15/25)	5,563	5,964,843
3.35%, 04/15/50 (Call 10/15/49)	14,298	15,835,254
3.50%, 09/15/56 (Call 03/15/56)(a)	9,526	10,824,854
3.90%, 12/06/28 (Call 09/06/28)	10,039	11,366,057
3.90%, 06/15/47 (Call 12/15/46)	13,216	15,816,584
4.20%, 04/01/43 (Call 10/01/42)(a)	9,779	11,897,863
4.25%, 04/01/46 (Call 10/01/45)	19,788	24,656,208
4.40%, 03/15/45 (Call 09/15/44)	10,194	12,918,815
4.50%, 12/06/48 (Call 06/06/48)(a)	13,657	17,827,767
4.88%, 02/15/44 (Call 08/15/43)(a)	10,235	13,688,127
5.88%, 12/16/36	27,914	39,494,140
5.95%, 04/01/41 (Call 10/01/40)	10,347	15,041,323
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	11,091	10,623,425
1.70%, 09/15/28 (Call 07/15/28)	12,242	11,940,486
1.70%, 10/15/30 (Call 07/15/30)(a)	13,353	12,677,023
2.50%, 04/15/26 (Call 01/15/26)(a)	9,802	10,199,673
2.63%, 04/01/31 (Call 01/01/31)	12,019	12,285,359
2.80%, 09/15/41 (Call 03/15/41)(a)	10,541	10,351,004
3.00%, 10/15/50 (Call 04/15/50)	17,271	17,329,518
3.10%, 05/03/27 (Call 02/03/27)(a)	13,940	14,850,847
3.38%, 09/15/25 (Call 06/15/25)	9,088	9,712,044
3.65%, 04/05/29 (Call 01/05/29)(a)	10,908	12,002,116
3.70%, 04/15/46 (Call 10/15/45)	13,670	15,173,316
4.00%, 04/15/25 (Call 03/15/25)	2,754	2,981,062
4.05%, 05/03/47 (Call 11/03/46)	14,920	17,462,989
4.50%, 04/15/30 (Call 01/15/30)	11,065	12,848,362
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	8,732	8,716,868
2.63%, 09/01/29 (Call 06/01/29)	8,371	8,633,972
3.30%, 07/01/25 (Call 06/01/25)	6,375	6,785,271
3.50%, 03/01/27 (Call 12/01/26)(a)	8,877	9,613,484
3.50%, 07/01/27 (Call 05/01/27)	6,288	6,803,173
3.60%, 07/01/30 (Call 04/01/30)(a)	9,320	10,301,564
3.63%, 09/01/49 (Call 03/01/49)	22,910	25,583,386
3.70%, 01/30/26 (Call 10/30/25)	13,807	14,963,327
3.80%, 04/01/28 (Call 01/01/28)	11,603	12,803,343
4.20%, 04/01/50 (Call 10/01/49)	7,032	8,581,128

Security	Par (000)	Value

Retail (continued)
4.45%, 03/01/47 (Call 09/01/46)	$11,370	$14,056,233
4.45%, 09/01/48 (Call 03/01/48)(a)	3,937	4,893,095
4.70%, 12/09/35 (Call 06/09/35)(a)	6,885	8,420,188
4.88%, 12/09/45 (Call 06/09/45)	17,315	22,452,463
6.30%, 10/15/37	7,764	11,078,622
6.30%, 03/01/38(a)	6,981	9,991,545
O'Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)(a)	10,009	10,902,407
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	8,298	8,292,323
2.55%, 11/15/30 (Call 08/15/30)(a)	8,448	8,598,994
3.50%, 11/15/50 (Call 05/15/50)	8,733	9,449,638
3.55%, 08/15/29 (Call 05/15/29)	10,961	11,990,172
3.80%, 08/15/25 (Call 06/15/25)	13,347	14,419,600
4.00%, 11/15/28 (Call 08/15/28)(a)	6,783	7,632,633
4.45%, 08/15/49 (Call 02/15/49)	9,709	12,069,874
4.50%, 11/15/48 (Call 05/15/48)	12,308	15,370,155
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	14,762	15,207,502
2.35%, 02/15/30 (Call 11/15/29)	8,587	8,818,999
2.50%, 04/15/26(a)	10,086	10,575,619
3.38%, 04/15/29 (Call 01/15/29)(a)	16,163	17,718,012
4.00%, 07/01/42	8,183	10,148,841
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	10,327	10,670,219
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	5,454	5,796,135
4.10%, 04/15/50 (Call 10/15/49)(a)	7,736	8,780,595
Walmart Inc.
3.05%, 07/08/26 (Call 05/08/26)	807	865,445
3.55%, 06/26/25 (Call 04/26/25)(a)	3,737	4,045,961
3.70%, 06/26/28 (Call 03/26/28)(a)	3,202	3,587,168
4.05%, 06/29/48 (Call 12/29/47)(a)	2,620	3,381,297
5.25%, 09/01/35(a)	928	1,264,705
6.20%, 04/15/38	265	395,976
6.50%, 08/15/37(a)	158	241,120
		995,597,750
Semiconductors — 3.4%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	11,762	11,815,595
2.10%, 10/01/31 (Call 07/01/31)	5,997	5,992,577
2.80%, 10/01/41 (Call 04/01/41)	15,978	16,347,491
2.95%, 10/01/51 (Call 04/01/51)	9,723	10,112,406
3.50%, 12/05/26 (Call 09/05/26)(a)	9,959	10,850,599
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	7,010	6,893,172
2.75%, 06/01/50 (Call 12/01/49)(a)	6,821	6,979,391
3.30%, 04/01/27 (Call 01/01/27)	17,619	19,106,620
4.35%, 04/01/47 (Call 10/01/46)(a)	10,164	13,111,977
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	13,127	14,003,357
3.88%, 01/15/27 (Call 10/15/26)	33,430	35,975,761
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(c)	8,686	8,476,369
2.45%, 02/15/31 (Call 11/15/30)(c)	25,802	24,854,489
2.60%, 02/15/33 (Call 11/15/32)(c)	17,366	16,710,908
3.14%, 11/15/35 (Call 08/15/35)(c)	18,330	18,069,263
3.15%, 11/15/25 (Call 10/15/25)(a)	20,637	21,639,409
3.19%, 11/15/36 (Call 08/15/36)(c)	15,507	15,258,420
3.42%, 04/15/33 (Call 01/15/33)(c)	17,641	18,190,507

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.46%, 09/15/26 (Call 07/15/26)(a)	$16,211	$17,179,786
3.47%, 04/15/34 (Call 01/15/34)(c)	28,393	29,187,936
3.50%, 02/15/41 (Call 08/15/40)(c)	27,679	27,691,937
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	15,608	15,971,460
4.11%, 09/15/28 (Call 06/15/28)	22,691	24,864,893
4.15%, 11/15/30 (Call 08/15/30)	25,179	27,502,994
4.25%, 04/15/26 (Call 02/15/26)	14,787	16,132,389
4.30%, 11/15/32 (Call 08/15/32)(a)	21,650	24,058,244
4.70%, 04/15/25 (Call 03/15/25)	11,633	12,753,651
4.75%, 04/15/29 (Call 01/15/29)	24,579	27,917,438
5.00%, 04/15/30 (Call 01/15/30)	17,232	19,948,563
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)(a)	9,216	9,069,904
2.00%, 08/12/31 (Call 05/12/31)(a)	9,803	9,680,039
2.45%, 11/15/29 (Call 08/15/29)	19,078	19,644,866
2.60%, 05/19/26 (Call 02/19/26)(a)	11,584	12,143,937
2.80%, 08/12/41 (Call 02/12/41)	11,380	11,412,587
3.05%, 08/12/51 (Call 02/12/51)(a)	12,136	12,533,187
3.10%, 02/15/60 (Call 08/15/59)	9,081	9,245,310
3.15%, 05/11/27 (Call 02/11/27)(a)	11,478	12,317,922
3.20%, 08/12/61 (Call 02/12/61)(a)	8,025	8,319,123
3.25%, 11/15/49 (Call 05/15/49)	20,121	21,368,701
3.40%, 03/25/25 (Call 02/25/25)(a)	8,339	8,876,311
3.70%, 07/29/25 (Call 04/29/25)	19,762	21,341,883
3.73%, 12/08/47 (Call 06/08/47)	18,548	21,218,485
3.75%, 03/25/27 (Call 01/25/27)(a)	7,785	8,560,977
3.90%, 03/25/30 (Call 12/25/29)(a)	12,710	14,435,803
4.00%, 12/15/32	6,780	7,923,229
4.10%, 05/19/46 (Call 11/19/45)	9,413	11,307,334
4.10%, 05/11/47 (Call 11/11/46)	10,732	12,880,229
4.60%, 03/25/40 (Call 09/25/39)(a)	7,956	9,934,920
4.75%, 03/25/50 (Call 09/25/49)(a)	19,716	26,389,006
4.80%, 10/01/41(a)	9,371	12,110,880
4.90%, 07/29/45 (Call 01/29/45)(a)	8,535	11,376,868
4.95%, 03/25/60 (Call 09/25/59)(a)	9,456	13,368,458
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	4,145	4,474,367
4.10%, 03/15/29 (Call 12/15/28)(a)	6,280	7,135,038
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	7,139	7,045,321
2.88%, 06/15/50 (Call 12/15/49)	10,921	11,163,903
3.75%, 03/15/26 (Call 01/15/26)	8,061	8,811,330
4.00%, 03/15/29 (Call 12/15/28)	7,732	8,689,385
4.88%, 03/15/49 (Call 09/15/48)	6,295	8,692,628
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	7,115	7,166,170
2.95%, 04/15/31 (Call 01/15/31)	9,615	9,820,619
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	15,965	16,543,731
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	15,243	15,319,947
4.19%, 02/15/27 (Call 12/15/26)(a)	10,163	11,148,926
4.66%, 02/15/30 (Call 11/15/29)	5,936	6,792,803
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	12,807	12,628,081
2.00%, 06/15/31 (Call 03/15/31)(a)	11,719	11,630,107
2.85%, 04/01/30 (Call 01/01/30)	13,799	14,644,018
3.20%, 09/16/26 (Call 06/16/26)(a)	8,038	8,679,050
3.50%, 04/01/40 (Call 10/01/39)	7,584	8,546,056
3.50%, 04/01/50 (Call 10/01/49)	19,626	22,631,467

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)(c)	$8,533	$8,520,622
2.65%, 02/15/32 (Call 11/15/31)(c)	7,405	7,433,110
3.25%, 05/11/41 (Call 11/11/40)(a)(c)	7,823	8,026,666
3.40%, 05/01/30 (Call 02/01/30)(c)	11,822	12,614,716
3.88%, 06/18/26 (Call 04/18/26)(a)(c)	6,803	7,365,975
4.30%, 06/18/29 (Call 03/18/29)(c)	7,769	8,713,032
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(a)	7,587	7,336,464
1.65%, 05/20/32 (Call 02/20/32)	15,411	14,627,331
2.15%, 05/20/30 (Call 02/20/30)	8,527	8,621,182
3.25%, 05/20/27 (Call 02/20/27)(a)	21,810	23,473,074
3.25%, 05/20/50 (Call 11/20/49)(a)	7,603	8,490,337
3.45%, 05/20/25 (Call 02/20/25)	12,458	13,309,807
4.30%, 05/20/47 (Call 11/20/46)	15,593	19,823,434
4.65%, 05/20/35 (Call 11/20/34)	8,502	10,575,248
4.80%, 05/20/45 (Call 11/20/44)	14,248	19,216,203
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	1,699	1,709,200
1.75%, 05/04/30 (Call 02/04/30)	7,401	7,277,801
2.25%, 09/04/29 (Call 06/04/29)	10,985	11,291,458
3.88%, 03/15/39 (Call 09/15/38)	7,570	9,062,176
4.15%, 05/15/48 (Call 11/15/47)	15,923	20,360,280
		1,252,468,624
Software — 4.0%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	15,310	13,314,908
3.40%, 09/15/26 (Call 06/15/26)(a)	9,993	10,692,692
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	11,008	11,342,565
2.30%, 02/01/30 (Call 11/01/29)	17,395	17,744,192
3.25%, 02/01/25 (Call 11/01/24)	5,056	5,352,470
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	9,715	9,608,174
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	11,794	11,894,711
2.90%, 12/01/29 (Call 09/01/29)	7,809	8,050,381
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)(a)	9,162	8,880,312
3.30%, 03/01/30 (Call 12/01/29)(a)	9,476	9,602,527
4.50%, 12/01/27 (Call 09/01/27)(a)	7,436	8,096,652
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)(a)	11,216	10,942,940
1.65%, 03/01/28 (Call 01/01/28)(a)	7,064	6,821,917
2.25%, 03/01/31 (Call 12/01/30)(a)	12,349	12,071,697
3.10%, 03/01/41 (Call 09/01/40)(a)	8,266	8,256,424
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	7,487	7,608,807
2.65%, 06/01/30 (Call 03/01/30)(a)	9,980	10,060,494
3.20%, 07/01/26 (Call 05/01/26)	22,648	23,879,191
3.50%, 07/01/29 (Call 04/01/29)(a)	30,598	32,606,548
3.85%, 06/01/25 (Call 03/01/25)	12,801	13,707,754
4.20%, 10/01/28 (Call 07/01/28)(a)	10,772	12,041,292
4.40%, 07/01/49 (Call 01/01/49)	16,103	19,190,335
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	39,132	40,803,598
2.53%, 06/01/50 (Call 12/01/49)	58,026	57,187,907
2.68%, 06/01/60 (Call 12/01/59)	36,955	37,086,903
2.70%, 02/12/25 (Call 11/12/24)	7,627	7,995,379
2.92%, 03/17/52 (Call 09/17/51)	60,277	64,146,506
3.04%, 03/17/62 (Call 09/17/61)	20,197	21,895,802

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.13%, 11/03/25 (Call 08/03/25)	$26,305	$28,062,521
3.30%, 02/06/27 (Call 11/06/26)	36,812	39,850,179
3.45%, 08/08/36 (Call 02/08/36)	18,214	20,863,694
3.50%, 02/12/35 (Call 08/12/34)(a)	24,416	28,053,085
3.70%, 08/08/46 (Call 02/08/46)	18,441	22,327,863
4.10%, 02/06/37 (Call 08/06/36)	6,754	8,258,466
4.25%, 02/06/47 (Call 08/06/46)	8,852	11,577,338
4.45%, 11/03/45 (Call 05/03/45)	2,621	3,549,420
4.50%, 02/06/57 (Call 08/06/56)	2,699	3,807,799
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	25,789	25,632,995
2.30%, 03/25/28 (Call 01/25/28)	19,773	19,884,982
2.50%, 04/01/25 (Call 03/01/25)	31,955	32,889,051
2.65%, 07/15/26 (Call 04/15/26)	27,376	28,202,457
2.80%, 04/01/27 (Call 02/01/27)(a)	18,297	18,943,766
2.88%, 03/25/31 (Call 12/25/30)(a)	30,937	31,624,126
2.95%, 05/15/25 (Call 02/15/25)	22,325	23,300,609
2.95%, 04/01/30 (Call 01/01/30)	30,283	31,231,694
3.25%, 11/15/27 (Call 08/15/27)	25,924	27,432,987
3.60%, 04/01/40 (Call 10/01/39)	28,567	29,563,465
3.60%, 04/01/50 (Call 10/01/49)	41,095	41,515,389
3.65%, 03/25/41 (Call 09/25/40)(a)	20,973	21,978,295
3.80%, 11/15/37 (Call 05/15/37)	24,662	26,278,081
3.85%, 07/15/36 (Call 01/15/36)(a)	10,676	11,518,251
3.85%, 04/01/60 (Call 10/01/59)	31,162	32,436,613
3.90%, 05/15/35 (Call 11/15/34)	13,425	14,580,420
3.95%, 03/25/51 (Call 09/25/50)(a)	29,041	31,264,454
4.00%, 07/15/46 (Call 01/15/46)	26,056	28,067,805
4.00%, 11/15/47 (Call 05/15/47)	21,942	23,547,428
4.10%, 03/25/61 (Call 09/25/60)(a)	14,979	16,337,398
4.13%, 05/15/45 (Call 11/15/44)(a)	20,137	22,071,260
4.30%, 07/08/34 (Call 01/08/34)	19,366	21,856,878
4.38%, 05/15/55 (Call 11/15/54)	10,519	11,989,208
4.50%, 07/08/44 (Call 01/08/44)	10,070	11,592,915
5.38%, 07/15/40	20,550	25,841,362
6.13%, 07/08/39	10,963	14,890,942
6.50%, 04/15/38(a)	13,179	18,324,141
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)(a)	10,195	9,514,926
4.20%, 09/15/28 (Call 06/15/28)	8,298	9,309,667
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	10,460	10,271,668
1.95%, 07/15/31 (Call 04/15/31)	13,792	13,674,354
2.70%, 07/15/41 (Call 01/15/41)	10,624	10,670,578
2.90%, 07/15/51 (Call 01/15/51)	18,908	19,575,594
3.05%, 07/15/61 (Call 01/15/61)	14,483	15,247,963
3.70%, 04/11/28 (Call 01/11/28)	21,924	24,434,359
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)(a)	12,900	12,598,096
1.80%, 08/15/28 (Call 06/15/28)(a)	9,070	8,798,898
2.20%, 08/15/31 (Call 05/15/31)(a)	8,343	8,120,999
3.90%, 08/21/27 (Call 05/21/27)(a)	14,502	15,801,462
4.50%, 05/15/25 (Call 04/15/25)(a)	9,227	10,081,791
4.70%, 05/15/30 (Call 02/15/30)	8,506	9,863,696
		1,487,994,466
Telecommunications — 7.1%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	23,470	22,823,061
1.70%, 03/25/26 (Call 03/25/23)(a)	13,979	13,988,212
2.25%, 02/01/32 (Call 11/01/31)	23,733	22,834,668

Security	Par (000)	Value

Telecommunications (continued)
2.30%, 06/01/27 (Call 04/01/27)	$23,685	$24,046,760
2.55%, 12/01/33 (Call 09/01/33)(a)	38,658	37,402,632
2.75%, 06/01/31 (Call 03/01/31)(a)	27,253	27,629,661
3.10%, 02/01/43 (Call 08/01/42)	23,166	22,349,866
3.30%, 02/01/52 (Call 08/01/51)	18,665	18,238,718
3.40%, 05/15/25 (Call 02/15/25)(a)	20,307	21,566,071
3.50%, 06/01/41 (Call 12/01/40)	19,579	20,117,303
3.50%, 09/15/53 (Call 03/15/53)	67,885	68,520,030
3.50%, 02/01/61 (Call 08/01/60)(a)	15,795	15,552,610
3.55%, 09/15/55 (Call 03/15/55)	69,225	69,565,815
3.65%, 06/01/51 (Call 12/01/50)	25,635	26,669,903
3.65%, 09/15/59 (Call 03/15/59)	59,845	60,660,538
3.80%, 02/15/27 (Call 11/15/26)(a)	8,377	9,072,705
3.80%, 12/01/57 (Call 06/01/57)	54,671	57,163,905
3.85%, 06/01/60 (Call 12/01/59)(a)	14,385	15,078,210
4.10%, 02/15/28 (Call 11/15/27)(a)	15,395	17,127,282
4.13%, 02/17/26 (Call 11/17/25)(a)	8,086	8,863,805
4.25%, 03/01/27 (Call 12/01/26)	12,559	13,897,022
4.30%, 02/15/30 (Call 11/15/29)	27,062	30,567,760
4.30%, 12/15/42 (Call 06/15/42)(a)	11,022	12,458,397
4.35%, 03/01/29 (Call 12/01/28)	27,071	30,364,374
4.35%, 06/15/45 (Call 12/15/44)	13,272	15,026,829
4.50%, 05/15/35 (Call 11/15/34)(a)	22,241	25,663,383
4.50%, 03/09/48 (Call 09/09/47)	17,373	20,506,109
4.55%, 03/09/49 (Call 09/09/48)	9,406	11,161,295
4.75%, 05/15/46 (Call 11/15/45)(a)	18,403	22,327,594
4.85%, 03/01/39 (Call 09/01/38)	16,248	19,516,823
5.15%, 02/15/50 (Call 08/14/49)	7,306	9,377,136
5.25%, 03/01/37 (Call 09/01/36)	19,649	24,386,616
5.35%, 09/01/40(a)	10,671	13,361,959
5.65%, 02/15/47 (Call 08/15/46)(a)	9,766	13,126,812
Bell Canada, 4.46%, 04/01/48 (Call 10/01/47)(a)	10,732	13,482,263
British Telecommunications PLC, 9.63%, 12/15/30	25,768	38,350,105
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	12,583	13,257,916
2.95%, 02/28/26	8,754	9,332,315
5.50%, 01/15/40	16,647	23,413,070
5.90%, 02/15/39	23,250	33,610,505
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	8,747	10,743,215
5.45%, 11/15/79 (Call 05/19/79)	9,438	12,875,936
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	39,001	57,085,081
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	11,229	10,993,029
2.75%, 05/24/31 (Call 02/24/31)	8,726	8,785,120
4.60%, 05/23/29 (Call 02/23/29)	7,939	9,100,538
Orange SA
5.38%, 01/13/42	11,237	14,983,755
5.50%, 02/06/44 (Call 08/06/43)	9,843	13,461,882
9.00%, 03/01/31(a)	25,115	38,581,856
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	7,401	7,742,760
4.30%, 02/15/48 (Call 08/15/47)	10,941	12,599,689
4.35%, 05/01/49 (Call 11/01/48)(a)	12,128	14,052,196
5.00%, 03/15/44 (Call 09/15/43)(a)	12,096	14,891,192
Telefonica Emisiones SA
4.10%, 03/08/27	12,119	13,377,827
4.67%, 03/06/38(a)	7,211	8,373,658

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.21%, 03/08/47(a)	$25,295	$31,626,849
5.52%, 03/01/49 (Call 09/01/48)(a)	11,930	15,577,706
7.05%, 06/20/36(a)	19,692	28,224,847
Telefonica Europe BV, 8.25%, 09/15/30(a)	13,594	19,267,725
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)(a)	8,018	10,439,597
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	10,508	10,368,354
2.05%, 02/15/28 (Call 12/15/27)	17,660	17,364,923
2.25%, 11/15/31 (Call 08/15/31)(a)	10,806	10,375,584
2.55%, 02/15/31 (Call 11/15/30)	23,773	23,424,027
3.00%, 02/15/41 (Call 08/15/40)	28,799	27,507,794
3.30%, 02/15/51 (Call 08/15/50)	32,993	32,023,963
3.40%, 10/15/52 (Call 04/15/52)(a)(c)	12,700	12,594,702
3.50%, 04/15/25 (Call 03/15/25)	31,759	33,602,324
3.60%, 11/15/60 (Call 05/15/60)	7,959	7,927,455
3.75%, 04/15/27 (Call 02/15/27)	37,236	40,002,173
3.88%, 04/15/30 (Call 01/15/30)	65,749	71,494,036
4.38%, 04/15/40 (Call 10/15/39)	19,677	22,352,169
4.50%, 04/15/50 (Call 10/15/49)	26,980	31,557,983
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	15,363	14,902,892
1.45%, 03/20/26 (Call 02/20/26)	19,455	19,289,687
1.50%, 09/18/30 (Call 06/18/30)	6,522	6,123,383
1.68%, 10/30/30 (Call 07/30/30)	10,088	9,511,989
1.75%, 01/20/31 (Call 10/20/30)(a)	22,225	21,043,890
2.10%, 03/22/28 (Call 01/22/28)	25,515	25,490,794
2.36%, 03/15/32 (Call 12/15/31)(c)	42,695	42,172,072
2.55%, 03/21/31 (Call 12/21/30)(a)	39,143	39,554,831
2.63%, 08/15/26	18,995	19,762,721
2.65%, 11/20/40 (Call 05/20/40)	36,451	34,836,614
2.85%, 09/03/41 (Call 03/03/41)(a)	9,003	8,929,122
2.88%, 11/20/50 (Call 05/20/50)(a)	28,561	27,644,672
2.99%, 10/30/56 (Call 04/30/56)	44,516	43,028,022
3.00%, 03/22/27 (Call 01/22/27)	7,638	8,049,145
3.00%, 11/20/60 (Call 05/20/60)	18,511	17,819,783
3.15%, 03/22/30 (Call 12/22/29)	12,593	13,338,056
3.38%, 02/15/25	10,729	11,387,471
3.40%, 03/22/41 (Call 09/22/40)(a)	35,769	38,022,815
3.55%, 03/22/51 (Call 09/22/50)(a)	42,666	46,710,882
3.70%, 03/22/61 (Call 09/22/60)(a)	39,697	43,809,204
3.85%, 11/01/42 (Call 05/01/42)	12,364	13,787,612
3.88%, 02/08/29 (Call 11/08/28)(a)	9,453	10,475,674
4.00%, 03/22/50 (Call 09/22/49)	10,257	11,933,671
4.02%, 12/03/29 (Call 09/03/29)	35,575	39,834,583
4.13%, 03/16/27	29,111	32,333,396
4.13%, 08/15/46	12,092	14,208,168
4.27%, 01/15/36(a)	25,925	30,618,109
4.33%, 09/21/28(a)	38,798	44,134,091
4.40%, 11/01/34 (Call 05/01/34)	22,457	26,318,793
4.50%, 08/10/33(a)	28,190	33,290,749
4.86%, 08/21/46(a)	20,056	26,249,449
5.25%, 03/16/37(a)	12,028	15,771,332
6.55%, 09/15/43(a)	4,553	7,168,336
Vodafone Group PLC
4.13%, 05/30/25(a)	13,034	14,166,761
4.25%, 09/17/50(a)	14,970	17,249,648
4.38%, 05/30/28	28,290	31,930,510
4.38%, 02/19/43(a)	14,396	16,925,851
4.88%, 06/19/49(a)	17,403	21,764,770
5.00%, 05/30/38(a)	11,869	14,709,164

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 05/30/48	$28,220	$36,667,948
6.15%, 02/27/37(a)	16,425	22,341,563
		2,655,954,021
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	5,918	6,515,658

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)	11,104	12,156,845
3.55%, 02/15/50 (Call 08/15/49)(a)	8,311	9,440,901
3.90%, 08/01/46 (Call 02/01/46)(a)	8,135	9,582,855
4.05%, 06/15/48 (Call 12/15/47)	4,940	6,008,240
4.13%, 06/15/47 (Call 12/15/46)	7,981	9,766,801
4.15%, 04/01/45 (Call 10/01/44)	12,101	14,712,234
4.15%, 12/15/48 (Call 06/15/48)(a)	6,620	8,177,950
4.45%, 03/15/43 (Call 09/15/42)	6,591	8,159,864
4.55%, 09/01/44 (Call 03/01/44)	7,730	9,750,748
4.90%, 04/01/44 (Call 10/01/43)	9,247	12,181,590
5.75%, 05/01/40 (Call 11/01/39)	8,008	11,153,207
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	2,835	2,834,083
2.45%, 12/02/31 (Call 09/02/31)	6,830	6,917,902
3.00%, 12/02/41 (Call 06/02/41)	4,120	4,197,353
3.10%, 12/02/51 (Call 06/02/51)	5,910	6,074,299
6.13%, 09/15/2115 (Call 03/15/2115)	8,129	12,307,447
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	10,159	10,855,427
3.80%, 03/01/28 (Call 12/01/27)	8,893	9,782,091
3.80%, 11/01/46 (Call 05/01/46)	8,256	9,468,836
4.10%, 03/15/44 (Call 09/15/43)	6,564	7,683,574
4.25%, 03/15/29 (Call 12/15/28)	8,753	9,958,570
4.30%, 03/01/48 (Call 09/01/47)	6,666	8,184,819
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	9,327	9,299,438
3.10%, 08/05/29 (Call 05/05/29)(a)	5,183	5,503,861
3.25%, 04/01/26 (Call 01/01/26)(a)	8,155	8,745,179
3.25%, 05/15/41 (Call 11/15/40)	8,060	8,217,343
4.05%, 02/15/48 (Call 08/15/47)	9,688	11,035,906
4.25%, 05/15/30 (Call 02/15/30)(a)	7,467	8,493,145
4.40%, 01/15/47 (Call 07/15/46)(a)	7,498	8,948,856
4.55%, 04/01/46 (Call 10/01/45)	12,792	15,500,221
4.75%, 11/15/45 (Call 05/15/45)	12,395	15,303,736
4.95%, 10/17/48 (Call 04/17/48)	8,111	10,443,849
5.10%, 01/15/44(a)	7,444	9,545,539
5.25%, 05/15/50 (Call 11/15/49)(a)	10,130	13,684,063
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)(a)	7,042	7,258,804
3.16%, 05/15/55 (Call 11/15/54)(a)	6,346	6,606,167
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	10,218	10,408,784
2.40%, 02/05/30 (Call 11/05/29)(a)	8,823	9,025,035
2.95%, 03/10/52 (Call 09/10/51)(a)	10,057	10,312,903
2.97%, 09/16/62 (Call 03/16/62)(a)	8,484	8,509,094
3.20%, 05/20/41 (Call 11/20/40)	14,562	15,560,560
3.25%, 02/05/50 (Call 08/05/49)(a)	15,242	16,464,305
3.70%, 03/01/29 (Call 12/01/28)(a)	7,743	8,584,083
3.75%, 02/05/70 (Call 08/05/69)(a)	7,914	9,197,089
3.80%, 10/01/51 (Call 04/01/51)	10,908	12,917,450
3.80%, 04/06/71 (Call 10/06/70)	4,733	5,584,076
3.84%, 03/20/60 (Call 09/20/59)	17,201	20,433,099

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
3.95%, 09/10/28 (Call 06/10/28)	$12,143	$13,626,659
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	9,262	9,982,294
3.40%, 03/15/29 (Call 12/15/28)(a)	7,451	8,180,610
3.75%, 11/15/47 (Call 05/15/47)	10,991	13,229,963
3.90%, 04/01/25 (Call 03/01/25)	11,153	12,069,228
4.25%, 03/15/49 (Call 09/15/48)(a)	6,493	8,411,469
4.45%, 04/01/30 (Call 01/01/30)(a)	7,795	9,199,981
5.30%, 04/01/50 (Call 10/01/49)(a)	11,466	17,138,056
6.20%, 01/15/38	16,452	23,989,425
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	15,742	15,556,987
1.50%, 09/22/28 (Call 07/22/28)(a)	18,574	18,402,831
1.80%, 09/22/31 (Call 06/22/31)(a)	17,495	17,250,660
2.50%, 09/22/41 (Call 03/22/41)	26,929	27,551,897
2.65%, 09/22/51 (Call 03/22/51)	29,325	30,294,637
		689,822,918
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	7,766	8,843,727
6.59%, 10/15/37	6,750	9,839,080
		18,682,807
Total Corporate Bonds & Notes — 98.4%
(Cost: $37,381,508,250)		36,816,664,201

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	2,555,846	2,556,868,126

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,0.00%(d)(e)	209,554	$209,554,000
		2,766,422,126
Total Short-Term Investments — 7.4%
(Cost: $2,765,693,437)		2,766,422,126

Total Investments in Securities — 105.8%
(Cost: $40,147,201,687)		39,583,086,327

Other Assets, Less Liabilities — (5.8)%.		(2,155,147,006)

Net Assets — 100.0%.		$37,427,939,321

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In-stitutional, SL Agency Shares	$2,257,845,413	$299,532,644	(a)	$—		$(113,931)	$(396,000)	$2,556,868,126	2,555,846	$2,817,514	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	932,584,000	—		(723,030,000)	(a)	—	—	209,554,000	209,554	25,553		—
						$(113,931)	$(396,000)	$2,766,422,126		$2,843,067		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2021

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$36,816,664,201	$—	$36,816,664,201
Money Market Funds	2,766,422,126	—	—	2,766,422,126
	$2,766,422,126	$36,816,664,201	$—	$39,583,086,327

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate